SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 002-95928
File No. 811-04547

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /

Post-Effective Amendment No.	51	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	51
(Check appropriate box or boxes)

VOYAGEUR MUTUAL FUNDS III
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public Offering:	August 28, 2007

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on August 28, 2007 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 51 to Registration File No. 002-95928 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

GROWTH EQUITY

Prospectus	AUGUST 28, 2007

DELAWARE SELECT GROWTH FUND
CLASS A  ■  CLASS B  ■  CLASS C ■  CLASS R

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Select Growth Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	7
Disclosure of portfolio holdings information	7

Who manages the Fund	page 8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	10

About your account	page 11
Investing in the Fund	11
Choosing a share class	11
Dealer compensation	14
Payments to intermediaries	14
How to reduce your sales charge	15
Waivers of Contingent Deferred Sales Charges	17
How to buy shares	18
Fair valuation	20
Retirement plans	20
Document delivery	20
How to redeem shares	20
Account minimums	21
Special services	22
Frequent trading of Fund shares	23
Dividends, distributions, and taxes	25
Certain management considerations	26

Financial highlights	page 28

Glossary	page 30

Additional information	page 32

1

Profile: Delaware Select Growth Fund

What is the Fund’s investment objective?

Delaware Select Growth Fund seeks long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies we believe have the potential for sustainable free cash flow growth. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

What are the Fund’s main investment strategies? We invest primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. This Fund may be subject to greater investment risk than other funds because the companies in which the Fund invests are subject to greater changes in earnings and business prospects than companies with more established earnings patterns.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 7.

 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Select Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B, C, and R shares for the one-, five-, and 10-year or lifetime periods, as applicable. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps. Instances of high double-digit returns are highly unusual, cannot be sustained, and were achieved during favorable market conditions.

Year-by-year total return (Class A)

As of June 30, 2007, the Fund’s Class A shares had a calendar year-to-date return of 4.36%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 43.13% for the quarter ended December 31, 1999 and its lowest quarterly return was -27.96% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

				10 years or
Average annual returns for periods ending 12/31/06		1 year	5 years	lifetime**
	Class A return before taxes	–4.55%	2.28%	8.96%
	Class A return after taxes on distributions	–4.55%	2.28%	8.20%
	Class A return after taxes on distributions and
	sale of Fund shares	–2.96%	1.95%	7.44%
	Class B return before taxes*	–3.51%	2.30%	8.86%
	Class C return before taxes*	–0.50%	2.71%	8.76%
	Class R return before taxes	1.03%	N/A	10.56%
	Russell 3000® Growth Index
	(reflects no deduction for fees,
	expenses, or taxes)	9.46%	3.02%	5.34%

The Fund’s returns above are compared to the performance of the Russell 3000 Growth Index. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indices. You should remember that, unlike the Fund, the Russell 3000 Growth Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*	Total returns assume redemption of shares at end of period. The 10-year return for Class B shares reflects conversion to Class A shares after eight years. If shares were not redeemed, the returns (before taxes) for Class B would be 0.49%, 2.71%, and 8.86% for the one-, five-, and 10-year periods, respectively; and the returns (before taxes) for Class C would be 0.50%, 2.71%, and 8.76% for the one-, five-, and 10-year periods, respectively.
**	Lifetime returns are shown if the Fund or Class existed for less than 10 years. The returns shown for Class A, Class B, and Class C shares are for the 10-year period because Class A, Class B, and Class C shares commenced operations more than 10 years ago. The returns shown for Class R shares are for the lifetime period because the inception date for Class R shares was June 2, 2003. The Index return for the Class R lifetime period was 10.55%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class R lifetime reflects the return from June 30, 2003 through December 31, 2006.

3

Profile: Delaware Select Growth Fund (continued)

What are the Fund’s fees and expenses?	CLASS				A	B	C	R
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.	Maximum sales charge (load) imposed on purchases as a percentage of offering price				5.75%	none	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower				none[1]	4.00%[2]	1.00%[3]	none
	Maximum sales charge (load) imposed on reinvested dividends				none	none	none	none
	Redemption fees				none	none	none	none
	Exchange fees[4]				none	none	none	none
	CLASS				A	B	C	R
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[5]				0.75%	0.75%	0.75%	0.75%
	Distribution and service (12b-1) fees				0.25%	1.00%	1.00%	0.60% [6]
	Other expenses [7]				0.62%	0.62%	0.62%	0.62%
	Total annual fund operating expenses				1.62%	2.37%	2.37%	1.97%
	Fee waivers and payments				(0.14%)	(0.14%)	(0.14%)	(0.24%)
	Net expenses				1.48%	2.23%	2.23%	1.73%
	CLASS	A	B8	B8		C	C	R
			(if redeemed)			(if redeemed)
This example is intended to help you compare the cost
of investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives. We show
the cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example
reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which
may be greater or less than those shown here.	1 year	$717	$226	$626	$226		$326	$176
	3 years	$1,044	$726	$1,001	$726		$726	$595
	5 years	$1,393	$1,253	$1,478	$1,253		$1,253	$1,040
	10 years	$2,375	$2,509	$2,509	$2,696		$2,696	$2,276

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
4 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
5 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and pay/or reimburse expenses from September 1, 2007 through August 31, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 1.23% of the Fund’s average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
6 The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares’ 12b-1 fees from September 1, 2007 through August 31, 2008 to no more than 0.50% of the Fund’s average daily net assets.
7 “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.
8 The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Specifically, we look for structural changes in the economy, industry or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Fund’s investment objective.

All of these factors give us insight into the outlook for a company, helping us to identify companies that we believe are poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

We maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash flow growth. Using a bottom-up approach, we look for companies that:

  have large end market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation;

  demonstrate operational and scale efficiencies;

  have demonstrated expertise for capital allocation; and

  have clear shareholder-oriented governance and compensation policies.

5

How we manage the Fund (continued)

The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.

We invest at least 65% of the Fund’s total assets in equity securities (including common stocks, preferred stocks, convertible securities, and warrants or rights). Generally, however, we invest 90% to 100% of net assets in common stock. We may invest in companies of any size.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We may invest up to 15% of the Fund’s net assets in illiquid securities.

We may also invest in other securities including futures, options, debt securities of government or corporate issuers, and investment company securities. We may invest up to 10% of the Fund’s net assets in foreign securities, including American Depositary Receipts and Global Depositary Receipts; however, the Manager has no present intention of doing so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, though we normally do not do so. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in high-quality, fixed income securities, cash or cash equivalents, or other high-quality, short-term instruments. To the extent that the Fund holds these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover It is possible that the Fund’s annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

6

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security  risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of that individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Company size risk is the risk that prices of small- and medium-size companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

We seek opportunities among companies of all sizes. Because the Fund’s portfolio does not concentrate specifically on small- or medium-size companies, this risk may be balanced by our holdings of large companies.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-size companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We limit exposure to illiquid securities to 15% of the Fund’s net assets.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

7

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.61% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended October 31, 2006.

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, Daniel J. Prislin, and Christopher M. Ericksen comprise the portfolio management team that makes day-to-day  investment decisions for Delaware Select Growth Fund. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Fund is divided into segments with each portfolio manager having investment discretion with respect to his assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Fund. Messrs. Van Harte, Bonavico, Broad, Fortier, Heywood, and Prislin assumed responsibility for the Fund in May 2005. Mr. Ericksen assumed responsibility for the Fund in July 2007.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer — Focus Growth Equity
Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Broad, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Patrick G. Fortier, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Fortier, who joined Delaware Investments in April 2005, is a portfolio manager on the Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Mr. Fortier received his bachelor’s degree in finance from the University of Kentucky.

Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Heywood, who joined Delaware Investments in April 2005, is a portfolio manager and analyst on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a research analyst at Transamerica Investment Management. Before joining Transamerica in 2004, he worked as a senior analyst for Wells Capital Management from 2003 to 2004 and Montgomery Asset Management from 1996 to 2003. Mr. Heywood received a bachelor’s degree and an MBA from the University of California at Berkeley.

8

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

9

Who manages the Fund (continued)

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

10

About your account

Investing in the Fund	You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

	Choosing a share class
CLASS A
  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge,” below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C, and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges	The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

	Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
	Less than $50,000	5.75%	6.54%
	$50,000 but under $100,000	4.75%	5.41%
	$100,000 but under $250,000	3.75%	4.31%
	$250,000 but under $500,000	2.50%	3.00%
	$500,000 but under $1 million	2.00%	2.44%
	$1 million or more	None (Limited CDSC may apply)*	None (Limited CDSC may apply)*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

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About your account (continued)

CLASS B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), are allowed in Class B shares of the Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its Distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges — Class B and Class C” below.

  Under certain circumstances, the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

  You may purchase only up to $100,000 of Class B shares at any one time. Orders that exceed $100,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

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CLASS C
  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges — Class B and Class C” below.

  Under certain circumstances, the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert to another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

CLASS R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to individual retirement account (IRA) rollovers from plans maintained on the Delaware Investments®’ retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges — Class B and Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

13

About your account (continued)

Dealer compensation	The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A1	CLASS B2	CLASS C3	CLASS R4
Commission (%)	–	4.00%	1.00%	–
Investment less than $50,000	5.00%	–	–	–
$50,000 but less than $100,000	4.00%	–	–	–
$100,000 but less than $250,000	3.00%	–	–	–
$250,000 but less than $500,000	2.00%	–	–	–
$500,000 but less than $1,000,000	1.60%	–	–	–
$1,000,000 but less than $5,000,000	1.00%	–	–	–
$5,000,000 but less than $25,000,000	0.50%	–	–	–
$25,000,000 or more	0.25%	–	–	–
12b-1 Fee to Dealer	0.25%	0.25%	0.25%	0.60%

[1] On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.

[2]  On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. After eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 0.25% 12b-1 fee applicable to Class A.

[3]  On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon sales of Class C shares.

[4] On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from September 1, 2007 through August 31, 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

14

How to reduce your sales charge	We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Share class
Program	How it works	A	B	C
Letter of Intent	Through a Letter of Intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.	X	Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Rights of Accumulation	You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.	X
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.	For Class A, you will not have to pay an additional front-end sales charge.	For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSCs and conversion to Class A will not start over again; it will pick up from the point at which you redeemed your shares.	Not available.
SIMPLE/IRA, SEP/IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans	These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.	X	There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

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About your account (continued)

Buying Class A shares at Net Asset Value	Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV Agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of Contingent Deferred Sales Charges
 The Fund’s applicable CDSCs may be waived under the following circumstances:

Share class
Category	A*	B	C
Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.	X	X	X
Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X
Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).	X	Not available.	Not available.
Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.	Not available.
Periodic distributions from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.	X	X	X
Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).	X	X	X
Distributions by other employee benefit plans to pay benefits.	X	Not available.	Not available.
Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.	X	X	X
Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.	X	X	X
Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	Not available.	X

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About your account (continued)

Waivers of Contingent Deferred Sales Charges (continued)

Share class
Category	A*	B	C
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.	Not available.

*	The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.
**	Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Fund’s SAI, which is available upon request.

How to buy shares	Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

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About your account (continued)

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans	In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery	If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

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By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

21

About your account (continued)

Special services	To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

	Automatic Investing Plan	The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

	Direct Deposit	With Direct Deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access

Online Account Access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under some circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class in another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

22

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLineSM On Demand Service has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares	The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

23

About your account (continued)

Frequent trading of Fund shares (continued)

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar cost averaging programs; or omnibus account arrangements.

24

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include, without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified, or intends to continue to qualify, as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

25

About your account (continued)

Dividends, distributions, and taxes (continued)

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918.

	Class A

					Year ended
					4/30
Delaware Select Growth Fund	2007	2006	2005	2004	2003
Net asset value, beginning of period	$27.180	$20.470	$20.680	$16.700	$20.290
Income (loss) from investment operations:
Net investment loss[2]	(0.193)	(0.086)	(0.170)	(0.171)	(0.147)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.123	6.796	(0.040)	4.151	(3.443)
Total from investment operations	(0.070)	6.710	(0.210)	3.980	(3.590)
Net asset value, end of period	$27.110	$27.180	$20.470	$20.680	$16.700
Total return[3]	(0.26%)	32.78%	(1.02%)	23.83%	(17.69%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,170	$187,319	$173,890	$243,201	$208,395
Ratio of expenses to average net assets	1.50%	1.55%	1.52%	1.50%	1.50%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.64%	1.70%	1.70%	1.86%	1.83%
Ratio of net investment loss to average net assets	(0.77%)	(0.35%)	(0.85%)	(0.87%)	(0.92%)
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(0.91%)	(0.50%)	(1.03%)	(1.23%)	(1.25%)
Portfolio turnover	51%	124%	72%	82%	69%
[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[4] Represents portfolio turnover for the Fund for the entire year.

How to read the	Net investment	Net realized and unrealized	Net asset value
financial highlights	income (loss)	gain (loss) on investments	(NAV)	Total return
	Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.	A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”	This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

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Class B					Class C					Class R
			Year ended					Year ended				Year ended	Period
				4/30					4/30			4/30	6/02/03[1]
2007	2006	2005	2004	2003	2007	2006	2005	2004	2003	2007	2006	2005	to 4/30/04
$24.810	$18.820	$19.160	$15.590	$19.090	$24.540	$18.620	$18.950	$15.430	$18.890	$26.940	$20.340	$20.620	$18.530

(0.365)	(0.252)	(0.310)	(0.308)	(0.259)	(0.362)	(0.251)	(0.308)	(0.306)	(0.258)	(0.257)	(0.154)	(0.242)	(2.370)
0.115	6.242	(0.030)	3.878	(3.241)	0.122	6.171	(0.022)	3.826	(3.202)	0.127	6.754	(0.038)	4.460
(0.250)	5.990	(0.340)	3.570	(3.500)	(0.240)	5.920	(0.330)	3.520	(3.460)	(0.130)	6.600	(0.280)	2.090
$24.560	$24.810	$18.820	$19.160	$15.590	$24.300	$24.540	$18.620	$18.950	$15.430	$26.810	$26.940	$20.340	$20.620
(1.01%)	31.83%	(1.77%)	22.90%	(18.33%)	(0.98%)	31.79%	(1.74%)	22.81%	(18.27%)	(0.48%)	32.45%	(1.36%)	11.28%

$126,866	$199,863	$202,576	$281,906	$257,542	$59,271	$84,458	$64,786	$98,549	$95,552	$1,432	$1,485	$652	$262
2.25%	2.30%	2.27%	2.25%	2.25%	2.25%	2.30%	2.27%	2.25%	2.25%	1.75%	1.82%	1.87%	1.85%
2.39%	2.45%	2.45%	2.61%	2.58%	2.39%	2.45%	2.45%	2.61%	2.58%	1.99%	2.05%	2.05%	2.21%
(1.52%)	(1.10%)	(1.60%)	(1.62%)	(1.67%)	(1.52%)	(1.10%)	(1.60%)	(1.62%)	(1.67%)	(1.02%)	(0.62%)	(1.20%)	(1.26%)
(1.66%)	(1.25%)	(1.78%)	(1.98%)	(2.00%)	(1.66%)	(1.25%)	(1.78%)	(1.98%)	(2.00%)	(1.26%)	(0.85%)	(1.38%)	(1.62%)
51%	124%	72%	82%	69%	51%	124%	72%	82%	69%	51%	124%	72%	82%[4]

Ratio of net investment
	Ratio of expenses to	income (loss) to
Net assets	average net assets	average net assets	Portfolio turnover
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.	The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.	We determine this ratio by dividing net investment income (loss) by average net assets.	This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

29

Glossary

How to use this glossary	This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
 The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
 Fee charged by some mutual funds when shares are redeemed (sold back to a fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment’s value.

Diversification
 The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
 Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Expense ratio
 A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

Financial advisor
 Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
 The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of a fund’s average daily net assets.

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Market capitalization
 The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Net asset value (NAV)
 The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock’s value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
 Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
 The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
 Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Russell 3000 Growth Index
 The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price to book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indices.

Sales charge
 Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
 Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
 A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
 An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

31

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

32

Contact information

WEB SITE
www.delawareinvestments.com

EMAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

■ For fund information, literature, price, yield, and performance figures.

■ For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

■ For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE SELECT GROWTH FUND SYMBOLS

	CUSIP	Nasdaq
Class A	928931104	DVEAX
Class B	928931849	DVEBX
Class C	928931203	DVECX
Class R	928931740	DFSRX

Investment Company Act file number: 811-04547

PR-316 [4/30] CGI 8/07	MF-07-07-345 PO 12100

  GROWTH EQUITY

Prospectus	AUGUST 28, 2007

DELAWARE SELECT GROWTH FUND
INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Select Growth Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	7
Disclosure of portfolio holdings information	7

Who manages the Fund	page 8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	10

About your account	page 11
Investing in the Fund	11
Payments to intermediaries	11
How to buy shares	12
Fair valuation	13
Document delivery	13
How to redeem shares	13
Account minimum	14
Exchanges	14
Frequent trading of Fund shares	14
Dividends, distributions, and taxes	16
Certain management considerations	17

Financial highlights	page 18

Glossary	page 20

Additional information	page 22

1

Profile: Delaware Select Growth Fund

What is the Fund’s investment objective?

Delaware Select Growth Fund seeks long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies we believe have the potential for sustainable free cash flow growth. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

What are the Fund’s main investment strategies? We invest primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities we believe have large end market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. This Fund may be subject to greater investment risk than other funds because the companies in which the Fund invests are subject to greater changes in earnings and business prospects than companies with more established earnings patterns.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Select Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the Institutional Class shares for the one-, five-, and 10-year periods. The Fund’s Institutional Class commenced operations on August 28, 1997. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of the Fund’s Class A shares and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps. Instances of high double-digit returns are highly unusual, cannot be sustained, and were achieved during favorable market conditions.

Year-by-year total return (Institutional Class)

As of June 30, 2007, the Fund’s Institutional Class shares had a calendar year-to-date return of 4.47%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 43.20% for the quarter ended December 31, 1999 and its lowest quarterly return was -27.93% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/06		1 year	5 years	10 years*
	Return before taxes	1.55%	3.75%	9.87%
	Return after taxes on distributions	1.55%	3.75%	9.11%
	Return after taxes on distributions and sale of Fund shares	1.01%	3.23%	8.28%
	Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	9.46%	3.02%	5.34%

The Fund’s returns above are compared to the performance of the Russell 3000 Growth Index. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indices. You should remember that, unlike the Fund, the Russell 3000 Growth Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*The Fund’s Institutional Class commenced operations on August 28, 1997. Return information for the Institutional Class prior to the time the Class commenced operations is calculated by taking the performance of the Fund’s Class A shares and eliminating all sales charges that apply to Class A shares.

3

Profile: Delaware Select Growth Fund (continued)

What are the Fund’s fees and expenses?	CLASS	INSTITUTIONAL
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.	Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
	Maximum sales charge (load) imposed on reinvested dividends	none
	Redemption fees	none
	Exchange fees[1]	none
	CLASS	INSTITUTIONAL
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[2]	0.75%
	Distribution and service (12b-1) fees	none
	Other expenses[3]	0.62%
	Total annual fund operating expenses	1.37%
	Fee waivers and payments	(0.14%)
	Net expenses	1.23%
	CLASS	INSTITUTIONAL
This example is intended to help you compare the cost
of investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives. We show
the cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the
time shown. The Fund’s actual rate of return may be greater
or less than the hypothetical 5% return we use here. This
example reflects the net operating expenses with expense
waivers for the one-year contractual period and the total
operating expenses without expense waivers for years two
through 10. This is an example only, and does not represent
future expenses, which may be greater or less than those
shown here.	1 year	$125
	3 years	$420
	5 years	$737
	10 years	$1,634

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and pay/or reimburse expenses from September 1, 2007 through August 31, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 1.23% of the Fund’s average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
3 “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Specifically, we look for structural changes in the economy, industry or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Fund’s investment objective.

All of these factors give us insight into the outlook for a company, helping us to identify companies that we believe are poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

We maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash flow growth. Using a bottom-up approach, we look for companies that:

  have large end market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation;

  demonstrate operational and scale efficiencies;

  have demonstrated expertise for capital allocation; and

  have clear shareholder-oriented governance and compensation policies.

5

How we manage the Fund (continued)

The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	We invest at least 65% of the Fund’s total assets in equity securities (including common stocks, preferred stocks, convertible securities, and warrants or rights). Generally, however, we invest 90% to 100% of net assets in common stock. We may invest in companies of any size.
Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.	We may invest in privately placed securities including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.
Illiquid securities: Securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We may invest up to 15% of the Fund’s net assets in illiquid securities.

We may also invest in other securities including futures, options, debt securities of government or corporate issuers, and investment company securities. We may invest up to 10% of the Fund’s net assets in foreign securities, including American Depositary Receipts and Global Depositary Receipts; however, the Manager has no present intention of doing so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, though we normally do not do so. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in high-quality, fixed income securities, cash or cash equivalents, or other high-quality, short-term instruments. To the extent that the Fund holds these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover It is possible that the Fund’s annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

6

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them
Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.	We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of that individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.
Company size risk is the risk that prices of small-and medium-size companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.	We seek opportunities among companies of all sizes. Because the Fund’s portfolio does not concentrate specifically on small- or medium-size companies, this risk may be balanced by our holdings of large companies.
Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-size companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.	We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We limit exposure to illiquid securities to 15% of the Fund’s net assets.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

7

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.61% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended October 31, 2006.

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, Daniel J. Prislin, and Christopher M. Ericksen comprise the portfolio management team that makes day-to-day investment decisions for Delaware Select Growth Fund. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Fund is divided into segments with each portfolio manager having investment discretion with respect to his assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Fund. Messrs. Van Harte, Bonavico, Broad, Fortier, Heywood, and Prislin assumed responsibility for the Fund in May 2005. Mr. Ericksen assumed responsibility for the Fund in July 2007.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer – Focus Growth Equity
Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Broad, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Patrick G. Fortier, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Fortier, who joined Delaware Investments in April 2005, is a portfolio manager on the Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Mr. Fortier received his bachelor’s degree in finance from the University of Kentucky.

Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Heywood, who joined Delaware Investments in April 2005, is a portfolio manager and analyst on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a research analyst at Transamerica Investment Management. Before joining Transamerica in 2004, he worked as a senior analyst for Wells Capital Management from 2003 to 2004 and Montgomery Asset Management from 1996 to 2003. Mr. Heywood received a bachelor’s degree and an MBA from the University of California at Berkeley.

8

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

9

Who manages the Fund (continued)

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

10

About your account

Investing in the Fund	Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Fund’s Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional Class shares is restricted to investment managers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (Code) for which the Fund’s Manager, Distributor, or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

11

About your account (continued)

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

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Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of the Fund’s prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

13

About your account (continued)

How to redeem shares (continued)

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum	If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected .

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

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Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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About your account (continued)

Frequent trading of Fund shares (continued)

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation, or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include, without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified, or intends to continue to qualify, as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

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Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 362-7500.

	Institutional Class

				Year ended
					4/30
Delaware Select Growth Fund	2007	2006	2005	2004	2003
Net asset value, beginning of period	$27.820	$20.900	$21.060	$16.970	$20.570
Income (loss) from investment operations:
Net investment loss[1]	(0.128)	(0.024)	(0.118)	(0.121)	(0.106)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.128	6.944	(0.042)	4.211	(3.494)
Total from investment operations	0.000	6.920	(0.160)	4.090	(3.600)
Net asset value, end of period	$27.820	$27.820	$20.900	$21.060	$16.970
Total return[2]	0.00%	33.11%	(0.76%)	24.10%	(17.50%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,399	$46,152	$31,883	$42,410	$36,080
Ratio of expenses to average net assets	1.25%	1.30%	1.27%	1.25%	1.25%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.39%	1.45%	1.45%	1.61%	1.58%
Ratio of net investment loss to average net assets	(0.52%)	(0.10%)	(0.60%)	(0.62%)	(0.67%)
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(0.66%)	(0.25%)	(0.78%)	(0.98%)	(1.00%)
Portfolio turnover	51%	124%	72%	82%	69%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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How to read the financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets

We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
 Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment’s value.

Diversification
 The process of spreading investments among a number of different securities,asset classes,or investment styles to reduce the risks of investing.

Dividend distribution
 Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Expense ratio
 A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

Financial advisor
 Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
 The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of a fund’s average daily net assets.

Market capitalization
 The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

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Net asset value (NAV)
 The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock’s value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
 Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
 The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
 Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Russell 3000 Growth Index
 The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indices.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
 Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
 A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
 An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility
 The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

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Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

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Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
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DELAWARE SELECT GROWTH FUND SYMBOLS

	CUSIP	Nasdaq
Institutional Class	928931757	VAGGX

Investment Company Act file number: 811-04547

PR-442 [4/30] CGI 8/07	MF-07-07-346 PO 12101

CORE EQUITY

Prospectus	A UGUST 28, 2007

DELAWARE LARGE CAP CORE FUND
CLASS A  ■  CLASS C ■  CLASS R

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Large Cap Core Fund	2

How we manage the Fund	page 4
Our investment strategies	4
The securities we typically invest in	5
The risks of investing in the Fund	7
Disclosure of portfolio holdings information	7

Who manages the Fund	page 8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	10

About your account	page 11
Investing in the Fund	11
Choosing a share class	11
Dealer compensation	13
Payments to intermediaries	14
How to reduce your sales charge	15
Waivers of Contingent Deferred Sales Charges	17
How to buy shares	19
Fair valuation	20
Retirement plans	20
Document delivery	20
How to redeem shares	21
Account minimums	22
Special services	22
Frequent trading of Fund shares	24
Dividends, distributions, and taxes	26
Certain management considerations	27

Financial highlights	page 28

Glossary	page 30

Additional information	page 33

1

Profile: Delaware Large Cap Core Fund

What is the Fund’s investment objective?

Delaware Large Cap Core Fund seeks long-term capital appreciation. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to the capital appreciation opportunities of large companies

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term

What are the Fund’s main investment strategies? The Fund invests primarily in common stocks of large companies that the manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500 Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately $1.6 billion to $472.5 billion as of June 30, 2007, the Fund will normally invest in common stock of companies with market capitalizations of at least $2 billion at the time of purchase. The Fund's 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. In addition, the Fund may have large investments in particular industries at any given time (although never more than 25% of its net assets at the time of purchase), a strategy that may increase volatility.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Large Cap Core Fund performed?

There is no performance information quoted for Delaware Large Cap Core Fund because the Fund had not yet completed a full year of investment operations as of the date of this Prospectus. The Fund’s inception date was August 31, 2006.

What are the Fund’s fees and expenses?	CLASS		A	C	R
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.	Maximum sales charge (load) imposed on purchases as a percentage of offering price		5.75%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		none[1]	1.00%[2]	none
	Maximum sales charge (load) imposed on reinvested dividends		none	none	none
	Redemption fees		none	none	none
	Exchange fees [3]		none	none	none
	CLASS		A	C	R
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[4]		0.65%	0.65%	0.65%
	Distribution and service (12b-1) fees [4]		0.25%	1.00%	0.60%
	Other expenses [5]		4.37%	4.37%	4.37%
	Total annual fund operating expenses		5.27%	6.02%	5.62%
	Fee waivers and payments		(4.32%)	(5.07%)	(4.67%)
	Net expenses		0.95%	0.95%	0.95%
	CLASS	A	C	C	R
			(if redeemed)
This example is intended to help you compare the cost
of investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives. We show
the cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example
does not reflect voluntary expense waivers and assumes that
the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not
represent future expenses, which may be greater or less than those shown here.	1 year	$666	$97	$197	$97
	3 years	$1,697	$1,337	$1,337	$1,259
	5 years	$2,722	$2,552	$2,552	$2,407
	10 years	$5,262	$5,482	$5,482	$5,215

1  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
3   Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
4   The investment manager (Manager) has voluntarily agreed to waive all or a portion of its investment advisory fees and pay/or reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets, and the Fund’s distributor (Distributor) has voluntarily agreed to waive all 12b-1 fees, from September 1, 2007 until such time as the waivers are discontinued. The waivers and expense limitations may be discontinued at any time because they are voluntary. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. The fees and expenses shown in the table above do not reflect these voluntary expense caps. The following table shows operating expenses that are based on the most recently completed fiscal year and reflect the Manager's and the Distributor’s current fee waivers and payments:

CLASS	A	C	R
Management fees	0.00%	0.00%	0.00%
Distribution and service (12b-1) fees	0.00%	0.00%	0.00%
Other expenses	0.95%	0.95%	0.95%
Total annual fund operating expenses	0.95%	0.95%	0.95%
5   Other expenses are based on estimates for the current fiscal year.

3

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment objective.

The Fund employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company’s industry and its competitive position in that industry. We conduct fundamental research on all investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, we apply controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in large-capitalization companies. While the Fund will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase, the Fund may also from time to time invest in convertible securities, futures contracts and options on futures contracts, and warrants.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Fund's objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to identify stocks of large companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow.

4

The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common stocks and warrants: Common stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own. A warrant is a right to buy shares of common stock on stated terms.	Generally, we will invest at least 80% of the Fund’s net assets in equity securities.

Convertible securities: Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

We may invest up to 20% of the Fund’s net assets in convertible securities. We invest in convertible bonds for their equity characteristics without regard to their credit rating.

Options and futures: Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

At times when we anticipate adverse conditions, we may want to protect gains on securities without actually selling them. We might buy or sell options or futures to neutralize the effect of any price declines, without buying or selling a security, or as a hedge against changes in interest rates. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment or to earn additional income for the Fund.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

American Depositary Receipts (ADRs): Receipts issued by a depository (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.	We may invest without limitation in ADRs that are actively traded in the U.S. when we believe that ADRs offer greater value and greater appreciation potential than U.S. securities.

5

Securities	How we use them
Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.	We may invest in privately placed securities including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.
Illiquid securities: Securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We may invest up to 15% of the Fund’s net assets in illiquid securities.

We may also invest in other securities, including real estate investment trusts, rights and warrants to purchase common stock, U.S. Treasury securities, and foreign securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions In response to unfavorable market conditions, we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds such instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

6

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of that individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

We limit investments in foreign securities, other than investments made through ADRs, to 5% of the Fund’s net assets.
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.
Futures and options risk is the possibility that a fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.	We will buy and sell options and futures to protect gains in the portfolio without actually selling a security, to neutralize the impact of interest rate changes or to earn additional income.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

7

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.00% of the Fund’s average daily net assets during the last fiscal year.

The investment advisory agreement for the Fund is currently in its initial two-year term. A discussion of its continuation will be included in future shareholder reports.

Portfolio managers

Francis X. Morris, Christopher S. Adams, Michael S. Morris, and Donald G. Padilla have primary responsibility for making day-to-day investment decisions for the Fund.

Francis X. Morris, Senior Vice President, Chief Investment Officer – Core Equity
Mr. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining the firm, Mr. Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Mr. Morris is a past president of The CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Christopher S. Adams, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Adams, who joined Delaware Investments in 1995, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he served as the firm’s vice president, strategic planning. Prior to joining Delaware Investments, Mr. Adams had approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Mr. Adams holds both bachelor’s and master’s degrees in history and economics from Oxford University, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. Mr. Adams is a director and past president of The CFA Society of Philadelphia.

Michael S. Morris, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Morris, who joined Delaware Investments in 1999, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Mr. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. He is a member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Padilla joined Delaware Investments in 1994 and is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Mr. Padilla joined Delaware Investments as an assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Mr. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of The CFA Society of Philadelphia.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

8

Manager of managers structure

The Fund and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

9

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED IN MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS® FUNDS]

Board of Trustees
Investment manager		Custodian
Delaware Management Company		Mellon Bank, N.A.
2005 Market Street	The Fund	One Mellon Center
Philadelphia, PA 19103-7094		Pittsburgh, PA 15258

Portfolio managers	Distributor	Service agent
(see page 8 for details)	Delaware Distributors, L.P.	Delaware Service Company, Inc.
	2005 Market Street	2005 Market Street
	Philadelphia, PA 19103-7094	Philadelphia, PA 19103-7094

Financial intermediary wholesaler
Lincoln Financial Distributors, Inc.
2001 Market Street
Philadelphia, PA 19103-7055

Financial advisors
Shareholders

Board of Trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with a fund’s distributor, a financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

10

About your account

Investing in the Fund	You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

	Choosing a share class
CLASS A
  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge,” below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class C and Class R shares. See “Dealer compensation” below for further information. The Fund’s Distributor has voluntarily agreed to waive each Class’s 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges	The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

	Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
	Less than $50,000	5.75%	6.54%
	$50,000 but under $100,000	4.75%	5.41%
	$100,000 but under $250,000	3.75%	4.31%
	$250,000 but under $500,000	2.50%	3.00%
	$500,000 but under $1 million	2.00%	2.44%
	$1 million or more	None (Limited CDSC may apply)*	None (Limited CDSC may apply)*

*There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

11

CLASS C
  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges — Class C” below.

  Under certain circumstances, the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts. The Fund’s Distributor has voluntarily agreed to waive each Class’s 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

CLASS R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class C shares. The Fund’s Distributor has voluntarily agreed to waive each Class’s 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to individual retirement account (IRA) rollovers from plans maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

12

Calculation of Contingent Deferred Sales Charges – Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Dealer compensation	The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A1	CLASS C2	CLASS R3
Commission (%)	–	1.00%	–
Investment less than $50,000	5.00%	–	–
$50,000 but less than $100,000	4.00%	–	–
$100,000 but less than $250,000	3.00%	–	–
$250,000 but less than $500,000	2.00%	–	–
$500,000 but less than $1,000,000	1.60%	–	–
$1,000,000 but less than $5,000,000	1.00%	–	–
$5,000,000 but less than $25,000,000	0.50%	–	–
$25,000,000 or more	0.25%	–	–
12b-1 Fee to Dealer	0.25%	1.00%	0.60%

[1]  On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.25% of average daily net assets. However, the Fund’s Distributor is presently waiving each Class’s 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

[2]  On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. The maximum 12b-1 fee applicable to Class C shares is 1.00% of average daily net assets. However, the Fund’s Distributor is presently waiving each Class’s 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon sales of Class C shares.

[3]  On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor is presently waiving each Class’s 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase.

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Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

14

About your account (continued)

How to reduce your sales charge	We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no upfront sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Share class
Program	How it works	A	C
Letter of Intent	Through a Letter of Intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.	X	Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Rights of Accumulation	You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge) as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.	X
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.	For Class A, you will not have to pay an additional front-end sales charge.	Not available.
SIMPLE/IRA, SEP/IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans	These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.	X	There is no reduction in sales charges for Class C shares for group purchases by retirement plans.

15

Buying Class A shares at Net Asset Value	Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV Agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

16

Waivers of Contingent Deferred Sales Charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Share class
Category	A*	C
Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.	X	X
Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X
Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code).	X	Not available.
Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.
Periodic distributions from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.	X	X

Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).

	X	X
Distributions by other employee benefit plans to pay benefits.	X	Not available.
Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.	X	X

17

Share class
Category	A*	C
Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.	X	X
Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.

*

The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**	Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Fund’s SAI, which is available upon request.

18

About your account (continued)

How to buy shares	Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

19

About your account (continued)

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans	In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery	If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

20

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account .

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

21

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

Special services	To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

	Automatic Investing Plan	The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

	Direct Deposit	With Direct Deposit, you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access

Online Account Access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

22

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under some circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLineSM On Demand Service has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A Shares and the CDSC for C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

23

Frequent trading of Fund shares	The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

24

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation, or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund's monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund's policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

25

Dividends, distributions, and taxes	Dividends and Distributions. The Fund has qualified, or intends to continue to qualify, as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

26

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

27

Financial highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800-523-1918. As of April 30, 2007, Class C and Class R shares have not commenced operations.

Period
08/31/06[1]
through
year ended
Delaware Large Cap Core Fund Class A Shares	4/30/07
Net asset value, beginning of period	$8.500
Income from investment operations:
Net investment income[2]	0.039
Net realized and unrealized gain on investments	1.216
Total from investment operations	1.255
Less dividends and distributions from:
Net investment income	(0.025)
Net realized gain on investment	(0.030)
Total dividends and distributions	(0.055)
Net asset value, end of period	$9.700
Total return [3]	14.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14
Ratio of expenses to average net assets	0.96%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	5.27%
Ratio of net investment income to average net assets	0.64%
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(3.67%)
Portfolio turnover	30%
[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects voluntary waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

28

How to read the	Net investment	Net realized and unrealized	Net asset value
financial highlights	income (loss)	gain (loss) on investments	(NAV)	Total return
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Ratio of net investment
	Ratio of expenses to	income (loss) to
Net assets	average net assets	average net assets	Portfolio turnover
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.	The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.	We determine this ratio by dividing net investment income (loss) by average net assets.	This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

29

Glossary

How to use this glossary	This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB quality grade or higher are considered investment grade. Bonds rated in the Ba/BB quality grade or lower are commonly known as “junk bonds.” See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
 The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
 Fee charged by some mutual funds when shares are redeemed (sold back to a fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond
 A debt security issued by a corporation. See “Bond.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment’s value.

Diversification
 The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from a fund's portfolio of securities.

Duration
A measurement of a fixed income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
 A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

30

Financial advisor
 Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Fixed income securities
With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities
Securities issued by the U.S. government or its agencies. They include Treasuries, as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
 The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
 The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of a fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Nationally recognized statistical rating organization (NRSRO)
 A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net asset value (NAV)
 The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

31

Glossary (continued)

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (U.S. Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers
to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low-volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high-volatility" investments.

32

Additional information

Delaware Large Cap Core Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

33

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

■  For fund information, literature, price, yield, and performance figures.

■  For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

■ For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE LARGE CAP CORE FUND SYMBOLS

	CUSIP	Nasdaq
Class A	246118582	DDCAX
Class C	246118574
Class R	246118566

Investment Company Act file number: 811-04547

PR-562 [4/07] PDF 08/07	MF-07-07-347 PO 12103

CORE EQUITY

Prospectus	AUGUST 28, 2007

DELAWARE LARGE CAP CORE FUND
INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Large Cap Core Fund	2

How we manage the Fund	page 4
Our investment strategies	4
The securities we typically invest in	5
The risks of investing in the Fund	7
Disclosure of portfolio holdings information	7

Who manages the Fund	page 8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	10

About your account	page 11
Investing in the Fund	11
Payments to intermediaries	11
How to buy shares	12
Fair valuation	13
Document delivery	13
How to redeem shares	13
Account minimum	14
Exchanges	14
Frequent trading of Fund shares	14
Dividends, distributions, and taxes	16
Certain management considerations	17

Financial highlights	page 18

Glossary	page 20

Additional information	page 23

Profile: Delaware Large Cap Core Fund

What is the Fund’s investment objective?

Delaware Large Cap Core Fund seeks long-term capital appreciation. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

Who should invest in the Fund

  Investors with long-term financial goals

  Investors seeking an investment primarily in common stocks

  Investors seeking exposure to the capital appreciation opportunities of large companies

Who should not invest in the Fund

  Investors with short-term financial goals

  Investors whose primary goal is current income

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term

What are the Fund’s main investment strategies? The Fund invests primarily in common stocks of large companies that the manager believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (80% policy). The Fund currently defines large-capitalization companies as those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies in the S&P 500 Index. While the market capitalization of companies in the S&P 500 Index ranged from approximately $1.6 billion to $472.5 billion as of June 30, 2007, the Fund will normally invest in common stock of companies with market capitalizations of at least $2 billion at the time of purchase. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices. In addition, the Fund may have large investments in particular industries at any given time (although never more than 25% of its net assets at the time of purchase), a strategy that may increase volatility.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Large Cap Core Fund performed?

There is no performance information quoted for Delaware Large Cap Core Fund because the Fund had not yet completed a full year of investment operations as of the date of this Prospectus. The Fund’s inception date was August 31, 2006.

What are the Fund’s fees and expenses?	CLASS	INSTITUTIONAL
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.	Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
	Maximum sales charge (load) imposed on reinvested dividends	none
	Redemption fees	none
	Exchange fees[1]	none
	CLASS	INSTITUTIONAL
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[2]	0.65%
	Distribution and service (12b-1) fees	none
	Other expenses[3]	4.37%
	Total annual fund operating expenses[3]	5.02%
	Fee waivers and payments	(4.07%)
	Net expenses	0.95%
	CLASS	INSTITUTIONAL

This example is intended to help you compare the cost
of investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives. We show
the cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example
does not reflect voluntary expense waivers and assumes that
the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not
represent future expenses, which may be greater or less than those shown here.

	1 year	$97
	3 years	$1,141
	5 years	$2,185
	10 years	$4,794

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2 The investment manager (Manager) has voluntarily agreed to waive all or a portion of its investment advisory fees and pay/or reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets from September 1, 2007 until such time as the waiver is discontinued. The waiver and expense limitation may be discontinued at any time because they are voluntary. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows operating expenses that are based on the most recently completed fiscal year and reflects the Manager’s current fee waivers and payments:

CLASS	INSTITUTIONAL
Management fees	0.00%
Distribution and service (12b-1) fees	none
Other expenses	0.95%
Total annual fund operating expenses	0.95%

3 “Other expenses” are based on estimates for the current fiscal year.

3

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

The Fund employs a bottom-up security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. We typically use a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance sheet quality. In further evaluating the attractiveness of an investment, we consider factors such as business conditions in the company’s industry and its competitive position in that industry. We conduct fundamental research on all investments, which often includes reviewing Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, we apply controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in large-capitalization companies. While the Fund will generally invest primarily in common stock of companies with market capitalizations of at least $2 billion at the time of purchase, the Fund may also from time to time invest in convertible securities, futures contracts and options on futures contracts, and warrants.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to identify stocks of large companies that we believe offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations; (2) growth prospects; and (3) strong cash flow.

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The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them

Common stocks and warrants: Common stocks are securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own. A warrant is a right to buy shares of common stock on stated terms.

Generally, we will invest at least 80% of the Fund’s net assets in equity securities.
Convertible securities: Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.	We may invest up to 20% of the Fund’s net assets in convertible securities. We invest in convertible bonds for their equity characteristics without regard to their credit rating.

Options and futures: Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

At times when we anticipate adverse conditions, we may want to protect gains on securities without actually selling them. We might buy or sell options or futures to neutralize the effect of any price declines, without buying or selling a security, or as a hedge against changes in interest rates. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment or to earn additional income for the Fund.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

American Depositary Receipts (ADRs): Receipts issued by a depository (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

We may invest without limitation in ADRs that are actively traded in the U.S. when we believe that ADRs offer greater value and greater appreciation potential than U.S. securities.

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Securities	How we use them

Repurchase agreements:An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We may invest up to 15% of the Fund’s net assets in illiquid securities.

We may also invest in other securities, including real estate investment trusts, rights and warrants to purchase common stock, U.S. Treasury securities, and foreign securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions In response to unfavorable market conditions, we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds such instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return f on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security  risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of that individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process when choosing securities and continually monitor them while they remain in the portfolio.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

We limit investments in foreign securities, other than investments made through ADRs, to 5% of the Fund’s net assets.
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.
Futures and options risk is the possibility that a fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.	We will buy and sell options and futures to protect gains in the portfolio without actually selling a security, to neutralize the impact of interest rate changes or to earn additional income.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.00% of the Fund’s average daily net assets during the last fiscal year.

The investment advisory agreement for the Fund is currently in its initial two-year term. A discussion of its continuation will be included in future shareholder reports.

Portfolio managers

Francis X. Morris, Christopher S. Adams, Michael S. Morris, and Donald G. Padilla have primary responsibility for making day-to-day investment decisions for the Fund.

Francis X. Morris, Senior Vice President, Chief Investment Officer – Core Equity
Mr. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining the firm, Mr. Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Mr. Morris is a past president of The CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Christopher S. Adams, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Adams, who joined Delaware Investments in 1995, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he served as the firm’s vice president, strategic planning. Prior to joining Delaware Investments, Mr. Adams had approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Mr. Adams holds both bachelor’s and master’s degrees in history and economics from Oxford University, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. Mr. Adams is a director and past president of The CFA Society of Philadelphia.

Michael S. Morris, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Morris, who joined Delaware Investments in 1999, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Mr. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. He is a member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Padilla joined Delaware Investments in 1994 and is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Mr. Padilla joined Delaware Investments as an assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Mr. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of The CFA Society of Philadelphia.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

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Manager of managers structure

The Fund and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED IN MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS® FUNDS]

Board of Trustees
Investment manager		Custodian
Delaware Management Company		Mellon Bank, N.A.
2005 Market Street	The Fund	One Mellon Center
Philadelphia, PA 19103-7094		Pittsburgh, PA 15258

Portfolio managers	Distributor	Service agent
(see page 8 for details)	Delaware Distributors, L.P.	Delaware Service Company, Inc.
	2005 Market Street	2005 Market Street
	Philadelphia, PA 19103-7094	Philadelphia, PA 19103-7094

Financial intermediary wholesaler
Lincoln Financial Distributors, Inc.
2001 Market Street
Philadelphia, PA 19103-7055

Shareholders

Board of Trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with a fund’s distributor, a financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Fund	Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover Individual Retirement Accounts (IRAs) from such plans;

  tax-exempt employee benefit plans of the Fund’s Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional Class shares is restricted to investment managers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (Code) for which the Fund’s Manager, Distributor, or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

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How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class C or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day's closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

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Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of the Fund’s prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account (continued)

How to redeem shares (continued)

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum	If you redeem shares and your account balance falls below the required account minimum of $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class C or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

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Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

15

Frequent trading of Fund
shares (continued)

Transaction monitoring procedures

The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation, or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified, or intends to continue to qualify, as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

16

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

17

Financial highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800-523-1918.

Period
08/31/06[1]
through
year ended
Delaware Large Cap Core Fund Institutional Class	4/30/07
Net asset value, beginning of period	$8.500
Income from investment operations:
Net investment income[2]	0.039
Net realized and unrealized gain on investments	1.216
Total from investment operations	1.255
Less dividends and distributions from:
Net investment income	(0.025)
Net realized gain on investments	(0.030)
Total dividends and distributions	(0.055)
Net asset value, end of period	$9.700
Total return[3]	14.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,296
Ratio of expenses to average net assets	0.96%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	5.02%
Ratio of net investment income to average net assets	0.64%
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(3.42%)
Portfolio turnover	30%

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

How to read the	Net investment	Net realized and unrealized	Net asset value
financial highlights	income (loss)	gain (loss) on investments	(NAV)	Total return
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

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Ratio of net investment
	Ratio of expenses to	income (loss) to
Net assets	average net assets	average net assets	Portfolio turnover
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.	The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.	We determine this ratio by dividing net investment income (loss) by average net assets.	This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

19

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB quality grade or higher are considered investment grade. Bonds rated in the Ba/BB quality grade or lower are commonly known as “junk bonds.” See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See “Bond.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Duration
A measurement of a fixed income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The Financial Industry Regulatory Authority is the largest non-governmental regulator for all securities firms doing business in the United States.

Fixed income securities
With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities
Securities issued by the U.S. government or its agencies. They include Treasuries, as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of a fund' s average daily net assets.

20

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
 Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (U.S. Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

21

Glossary (continued)

Signature guarantee
Certification by a bank, brokerage firm, or other financial institution that a customer's signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low-volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high-volatility" investments.

22

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

23

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 510-4015

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

■ For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE LARGE CAP CORE FUND SYMBOLS

	CUSIP	Nasdaq
Institutional Class	246118558	DDCIX

Investment Company Act file number: 811-04547

PR-565 [4/17] PDF 8/07	MF-07-07-348 PO 12104

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2007

VOYAGEUR MUTUAL FUNDS III
Delaware Large Cap Core Fund
Delaware Select Growth Fund

2005 Market Street, Philadelphia, PA 19103-7094

For Prospectuses, Performance, and Information on Existing Accounts of
Class A Shares, Class B Shares, Class C Shares, and Class R Shares: 800 523-1918

For more information about Institutional Class Shares: 800 362-7500

Dealer Services (BROKER/DEALERS ONLY): 800 362-7500

      This Statement of Additional Information (“Part B”) describes shares of Delaware Large Cap Core Fund and Delaware Select Growth Fund (each, a “Fund” and collectively, the “Funds”), which are series of Voyageur Mutual Funds III (the “Trust”). Delaware Large Cap Core Fund offers Class A, C, and R Shares and Institutional Class Shares. Delaware Select Growth Fund offers Class A, B, C, and R Shares (collectively with Delaware Large Cap Core Fund’s Class A, C, and R Shares, the “Fund Classes”) and Institutional Class Shares. All references to “shares” in this Part B refer to all classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”).

      This Part B supplements the information contained in the current prospectuses for the Funds (the “Prospectuses”), each dated August 28, 2007, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectuses. This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address or by calling the above phone numbers. The Funds’ financial statements, the notes relating thereto, the financial highlights, and the report of independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

	Page		Page
Organization and Classification	2	Purchasing Shares	38
Investment Objectives, Restrictions, and Policies	2	Investment Plans	51
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	54
Disclosure of Portfolio Holdings Information	18	Redemption and Exchange	55
Management of the Trust	20	Distributions and Taxes	62
Investment Manager and Other Service Providers	28	Performance	70
Portfolio Managers	32	Financial Statements	71
Trading Practices and Brokerage	36	Principal Holders	71
Capital Structure	38	Appendix A – Description of Ratings	A-1

ORGANIZATION AND CLASSIFICATION

Organization
      The Trust was organized as a Pennsylvania business trust in 1981, reorganized as a Maryland corporation in 1990, and further reorganized as a Delaware statutory trust on December 15, 1999.

Classification
      The Trust is an open-end management investment company. The Funds’ portfolios of assets are “diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives
      Each Fund’s investment objective is described in the Prospectuses. Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees (“Board”) must approve any changes to non-fundamental investment objectives and a Fund will notify shareholders at least 60 days prior to a material change in the Fund’s investment objective.

Fundamental Investment Restrictions
      Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

      Each Fund shall not:

      1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act), any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; tax-exempt securities; or certificates of deposits.

      2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

      3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

      4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
      In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the Funds will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board without shareholder approval: Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

*          *          *

      For purposes of each Fund’s concentration policy, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying each Fund’s policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

      Any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     The Funds may engage in active trading of portfolio securities, which means that the portfolio turnover may exceed 100%.

      For the fiscal years ended April 30, 2007 and 2006, the Funds’ portfolio turnover rates were as follows:

	2007	2006
Delaware Large Cap Core Fund*	30%	N/A
Delaware Select Growth Fund	51%	124%

____________________
* The Fund commenced operations on August 31, 2006.

INVESTMENT STRATEGIES AND RISKS

      The Prospectuses discuss the Funds’ investment objectives and the strategies followed to seek to achieve those objectives. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectuses. The Funds’ investment strategies are non-fundamental and may be changed without shareholder approval.

Convertible Securities
      Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted, or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

      The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted to the underlying common stock). The investment value of convertible securities is influenced by changes in rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

     Capital appreciation for Delaware Large Cap Core Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

      In general, investments in non investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis, and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

Debt Securities
      In pursuing its investment objective, each Fund may invest up to 35% of its total assets in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund’s portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

      Investments in debt securities by a Fund are limited to those that are, at the time of investment, within the four highest grades (generally referred to as an investment grade) assigned by a nationally recognized statistical rating organization or, if unrated, are deemed to be of comparable quality by the Manager. If a change in credit quality after acquisition by a Fund causes a security to no longer be investment grade, a Fund will dispose of the security, if necessary, to keep its holdings in below investment-grade securities to 5% or less of the Fund’s net assets. See “Credit Quality”below. Debt securities rated Baa by Moody’s Investors Service, Inc. (“Moody’s”) and BBB by Standard & Poor’s (“S&P”), although considered investment grade, have speculative characteristics and changes in economic circumstances are more likely to lead such securities to have a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

      When the Manager determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, a Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents or other high-quality, short-term instruments.

      Credit Quality. Any bond in which the Funds invest will be rated investment grade. As has been the industry practice, this determination of credit quality is made at the time a Fund acquires the bond. However, because it is possible that subsequent downgrades could occur, if a bond held by a Fund is later downgraded, the Manager, under the supervision of the Board, will consider whether it is in the best interest of the Fund’s shareholders to hold or to dispose of the bond. Among the criteria that may be considered by the Manager and the Board are the probability that the bonds will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the bond has already been reflected in the Fund’s net asset value (“NAV”), and the total percentage, if any, of bonds currently rated below investment grade held by the Fund. In no event, however, will a Fund invest more than 5% of its net assets in bonds rated lower than investment grade.

     Non investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

Depositary Receipts
      Each Fund may invest up to 10% of its total assets in foreign securities. Foreign securities may include American Depositary Receipts and Global Depositary Receipts. There are substantial and different risks involved in investing in foreign securities. An investor should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are not subject to uniform audit and financial reporting standards, practices, and requirements comparable to those in the U.S.

      Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

      Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of stock exchanges, brokers, and companies in foreign countries than in the U.S.

      There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets, or securities transactions of a Fund in some foreign countries. The Funds are not aware of any investment or exchange control regulations which might substantially impair their operations as described, although this could change at any time.

      The Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to shareholders.

Futures and Options
      Each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, the Funds may engage in the purchase and sale of stock index futures contracts, interest rate futures contracts, and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Funds will engage in such transactions only to hedge existing positions, and they will not engage in such transactions for the purposes of speculation or leverage. The Funds will not engage in such options or futures transactions unless they receive any necessary regulatory approvals permitting them to engage in such transactions.

      Options on Securities. To hedge against adverse market shifts, a Fund may purchase put and call options on securities held in its portfolio. In addition, a Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) “covered” put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for as long as a Fund is obligated as the writer of the option, it will own: (i) the underlying securities subject to the option; or (ii) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund’s total assets. A Fund will be considered “covered” with respect to a put option it writes if, as long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities, or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

     The Funds may purchase options on securities that are listed on securities exchanges or that are traded over the counter. As the holder of a put option, a Fund has the right to sell the securities underlying the option and as the holder of a call option, the Fund has the right to purchase the securities underlying the option, in each case at the option’s exercise price at any time prior to, or on, the options expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Fund would sell an option of the same series as the one it has purchased.

      A Fund receives a premium when it writes call options, which increases the Fund’s return on the underlying securities in the event the option expires unexercised or is closed out at a profit, if the Fund holds the underlying securities or has a right to purchase the underlying securities at a price below the exercise price. By writing a call option, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. If the Fund does not own the underlying securities or have the right to purchase them at a price that is at or below the exercise price, the Fund will incur a loss if the call option is exercised and the then current market price is higher than the exercise price, because the Fund must then purchase the underlying securities at the then current higher market price and sell the underlying securities to the buyer of the call option at the lower exercise price.

      A Fund receives a premium when it writes put options, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit, if the Fund holds the underlying securities. The Fund will incur a loss if the put option is exercised and the then current market price is lower than the exercise price, because the Fund must then purchase the underlying securities at the exercise price which is higher than the current market price. In such a case, the Fund's ownership of the underlying securities will not provide cover for the difference between the exercise price and the current market price because the underlying securities will have decreased in value and sale of such securities will not provide enough to pay the exercise price. If, however, the current market price is below the exercise price, but the Fund has the right to sell the underlying securities at a price that is at or above the exercise price, the Fund will receive a gain on the difference between the exercise price at which the Fund is obligated to purchase the underlying securities and the price at which it has the right to sell the underlying securities.

     In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, a Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Fund’s NAV to be subject to more frequent and wider fluctuations than would be the case if a Fund did not invest in options.

      The Funds will purchase call options on stock index futures contracts if the Manager anticipates a market rally. The purchase of a call option on a stock index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. A call option on such a contract becomes more valuable as the market appreciates. A Fund will purchase a call option on a stock index futures contract to hedge against a market advance when the Fund is holding cash. A Fund can take advantage of the anticipated rise in the value of equity securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund’s cash can be used to buy portfolio securities.

      The Funds will write call options on stock index futures contracts if the Manager anticipates a market decline. As the market declines, a call option on such a contract becomes less valuable. If the futures contract price at expiration of the option is below the exercise price, the option will not be exercised and a Fund will retain the full amount of the option premium. Such amount provides a partial hedge against any decline that may have occurred in a Fund’s portfolio securities.

      The Funds will write put options on stock index futures contracts if the Manager anticipates a market rally. As the market appreciates, a put option on a stock index futures contract becomes less valuable. If the futures contract price at expiration of the option has risen due to market appreciation and is above the exercise price, the option will not be exercised and a Fund will retain the full amount of the option premium. Such amount can then be used by a Fund to buy portfolio securities when the market has stabilized.

      Over-the-Counter (“OTC”) Options. The Funds may purchase OTC options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Manager and verified in appropriate cases.

      A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

      The Funds may purchase and write OTC put and call options in negotiated transactions. The staff of the SEC has previously taken the position that the value of purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities and, as such, are to be included in the calculation of the Funds’ 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. The Funds will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that a Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option’s intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, a Fund will count as illiquid only the initial formula price minus the option’s intrinsic value.

     The Funds will enter into such contracts only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Funds enter into repurchase agreements.

      Securities Index Options. In seeking to hedge all or a portion of their investment, the Funds may purchase and write put and call options on securities indices listed on securities exchanges, which indices include securities held in a Fund’s portfolio.

      A securities index measures the movement of a certain group of stocks or debt securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

      When a Fund writes an option on a securities index, it will establish a segregated account with its custodian, or a designated sub-custodian, in which a Fund will deposit cash, U.S. government securities, or other liquid high-grade debt obligations in an amount equal to the market value of the option, and will maintain the account while the option is open.

     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although the Funds generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when a Fund desires to engage in such a transaction.

      Risks Relating to Purchase and Sale of Options on Stock Indices. Purchase and sale of options on stock indices by the Funds are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in a Fund’s portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or writing of an option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on indices will be subject to the ability of the Manager to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than if no hedge had been attempted.

      Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Fund. However, it will be a Fund’s policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

      Futures Contracts and Options on Futures Contracts. The Funds may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. Hedging permits a Fund to gain rapid exposure to or protect themselves from changes in the market. For example, a Fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Funds can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed, and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

      The futures contracts in which a Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts are commodity contracts listed on commodity exchanges. Stock index futures contracts may be based upon broad-based stock indices such as the Russell 3000 Growth Index and Standard & Poor’s 500 Index (“S&P 500 Index”) or upon narrow-based stock indices. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included. A futures contract is a legal agreement between a buyer or seller and the clearing house of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) times the difference between the index value on the last trading day and the value on the day the contract was struck.

     A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. A Fund may assume both “long” and “short” positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

      The purpose of trading futures contracts is to protect a Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund’s investment securities will exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund’s assets. No consideration is paid or received by a Fund upon trading a futures contract. Upon trading a futures contract, a Fund will be required to deposit in a segregated account with its custodian, or designated sub-custodian, an amount of cash, short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“Government Securities”) or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if a Fund fails to meet its contractual obligations. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by a Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

      Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, a Fund would be required to make a variation margin payment to the broker equal to the decline in value. At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate a Fund’s existing position in the contract.

     Each short position in a futures or options contract entered into by a Fund is secured by the Fund’s ownership of underlying securities. A Fund does not use leverage when it enters into long futures or options contracts; a Fund places in a segregated account with its custodian, or designated sub-custodian, with respect to each of its long positions, cash or money market instruments having a value equal to the underlying commodity value of the contract.

     The Funds may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the “CFTC”). U.S. futures contracts have been designed by exchanges that have been designated as “contract markets” by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

      The Funds may enter into contracts with respect to any stock index or sub-index. To hedge a Fund’s portfolio successfully, however, the Fund must enter into contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund’s portfolio securities.

      Lastly, it should be noted that the Trust (on behalf of each Fund) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund’s operation. Accordingly, the Funds are not subject to registration or regulation as CPOs.

      Risks of Transactions in Futures Contracts and Options on Futures Contracts:
      Holding Risks in Futures Contracts Transactions. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

      Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund’s portfolio diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in a Fund’s portfolio decline. If this occurred, a Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Manager believes that over time the value of a Fund’s portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of a Fund’s portfolio securities sought to be hedged.

     Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio or an increase in interest rates adversely affecting the value of fixed income securities held in its portfolio and stock prices increase or interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      Liquidity of Futures Contracts. The Funds may elect to close some or all of their contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by a Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and a Fund realizes a loss or a gain.

     Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

     In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Risks and Special Considerations of Options on Futures Contracts. The use of options on interest rate and stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

     The effective use of options strategies is dependent, among other things, on a Fund’s ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. A Fund’s transactions involving options on futures contracts will be conducted only on recognized exchanges.

     A Fund’s purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated interest rates or market trends by the Manager which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of a Fund’s portfolio securities.

     Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by a Fund. A Fund’s ability to make such investments, therefore, may result in an increase in a Fund’s portfolio activity and thereby may result in the payment of additional transaction costs.

     Options on Stock Index Futures Contracts. An option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to buy, and it obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s future margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the stock index futures contract on the expiration date. A Fund will pay a premium for purchasing options on stock index futures contracts. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the NAV of the Fund. In connection with the writing of options on stock index futures contracts, a Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. Premiums received from the writing of an option are included in initial margin deposits.

     Risks Relating to Options on Stock Index Futures Contracts. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when a purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not result in a loss, such as when there is no movement in the underlying index.

     The writing of a put or call option on a futures contract involves risks similar to those relating to transactions in futures contracts. By writing a call option, a Fund, in exchange for the receipt of a premium, becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

      Finally, a Fund’s purchase or sale of put or call options on stock index futures contracts will be based upon predictions as to anticipated market trends by the Manager or sub-advisor, which could prove to be inaccurate. Even if the expectations of the Manager or sub-advisor are correct, there may be an imperfect correlation between the change in the value of the options and of a Fund’s portfolio securities.

     Short Sales Against the Box. The Funds may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Government Securities
      Government Securities in which each Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities, and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Fund invests in obligations issued by an instrumentality of the U.S. government only if the Manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund.

Indexed Securities
      Indexed securities include commercial paper, certificates of deposit, and other fixed income securities whose values at maturity or coupon interest rates are determined by reference to the return of a particular stock index or group of stocks. Indexed securities can be affected by changes in interest rates and the creditworthiness of their issuers as well as stock prices and may not track market returns as accurately as direct investments in common stocks.

Investment Company Securities
      Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, a Fund may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of the Fund’s total assets in the shares of any one investment company; or (iii) invest more than 10% of the Fund’s total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to a Fund’s investments in unregistered investment companies. In addition, a Fund may not operate as a “fund of funds,” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.”

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

      It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the involved Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the involved Fund; 3) a Fund must be able to terminate the loan after notice, at any time; 4) a Fund must receive reasonable interest on any loan, and any dividends, interest, or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Board to vote the proxy.

      The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board, including the creditworthiness of the borrowing broker, dealer, or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Real Estate Investment Trusts (Delaware Large Cap Core Fund only)
      Delaware Large Cap Core Fund may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

      The Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement, and assisted living homes, may be impacted by federal regulations concerning the health care industry.

      REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

      REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements
      Each Fund may invest in repurchase agreements. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for a Fund to invest temporarily available cash. A Fund’s risk is limited to the seller’s ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the Manager believes that, barring extraordinary circumstances, a Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

      Not more than 15% of a Fund’s assets may be invested in illiquid securities of which no more than 10% may be invested in repurchase agreements of over seven days’ maturity. A Fund will limit its investments in repurchase agreements to those which the Manager, under guidelines of the Board, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund’s yield under such agreements, which is monitored on a daily basis. Such collateral is held by a custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and they seek to perfect a security interest in the collateral securities so that they have the right to keep and dispose of the underlying collateral in the event of a default.

      The funds in the Delaware Investments® family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the exemptive order and subject generally to the conditions described above.

Rule 144A Securities
      Most of the privately placed securities acquired by a Fund will be eligible for resale by a Fund without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. While maintaining oversight, the Board has delegated to the Manager the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of a Fund’s 15% limitation on investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer, and whether a security is listed on an electronic network for trading the security).

     Investing in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities. If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed the Fund’s 15% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Temporary Investments
      The Funds’ reserves may be invested in domestic short-term money market instruments including, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. During temporary defensive periods as determined by the Manager, a Fund may hold up to 100% of its total assets in short-term obligations of the types described above.

Warrants
      Each Fund may purchase or sell warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

      Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. We post a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ Web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the Web site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 800 523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

      Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are: the Manager’s affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer, and the Funds’ proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

      Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

      The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer which, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees
      The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® family of funds (each, a “Delaware Investments® Fund” and together, the “Delaware Investments® Funds”). As of August 17, 2007, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of the Funds. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

				Number of	Other
				Portfolios in	Directorships
				Fund Complex	Held by
				Overseen by	Trustee/
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s)	Trustee or	Director or
Birthdate	with the Trust	Served	During Past 5 Years	Officer	Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Mr. Coyne has served in	82	Director —
2005 Market Street	President, Chief	Trustee since	various executive capacities		Kaydon Corp.
Philadelphia, PA 19103	Executive	August 16, 2006	at different times at
	Officer, and		Delaware Investments[2]
April 14, 1963	Trustee	President and
Chief Executive
Officer since
August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	82	None
2005 Market Street		March 2005	(March 2004 – Present)
Philadelphia, PA 19103					Director —
			Investment Manager —		Bryn Mawr Bank
October 4, 1947			Morgan Stanley & Co.		Corp. (BMTC)
			(January 1984 – March		(April 2007-Present)
2004)

John A. Fry	Trustee	Since	President —	82	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA 19103			(June 2002 - Present)		Systems

May 28, 1960			Executive Vice President —		Director —
			University of Pennsylvania		Allied Barton
			(April 1995 - June 2002)		Security Holdings

Anthony D. Knerr	Trustee	Since	Founder/Managing Director	82	None
2005 Market Street		April 1990	— Anthony Knerr &
Philadelphia, PA 19103			Associates (Strategic
Consulting)
December 7, 1938			(1990 - Present)

Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	82	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
(2002 – 2004)
June 24, 1947

				Number of	Other
				Portfolios in	Directorships
				Fund Complex	Held by
				Overseen by	Trustee/
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s)	Trustee or	Director or
Birthdate	with the Trust	Served	During Past 5 Years	Officer	Officer
Ann R. Leven	Trustee	Since October	Consultant —	82	Director and Audit
2005 Market Street		1989	ARL Associates		Committee
Philadelphia, PA 19103			(Financial Planning)		Chairperson —
			(1983 – Present)		Andy Warhol
November 1, 1940					Foundation

Director and Audit
Committee Chair —
Systemax Inc.

Thomas F. Madison	Trustee	Since May 1997[3]	President/Chief Executive	82	Director —
2005 Market Street			Officer —		CenterPoint Energy
Philadelphia, PA 19103			MLM Partners, Inc.
			(Small Business Investing &		Director and Audit
February 25, 1936			Consulting)		Committee Chair —
			(January 1993 - Present)		Digital River, Inc.

Director and Audit
Committee Member
—
Rimage Corporation

Director —
Valmont Industries,
Inc.

Janet L. Yeomans	Trustee	Since April 1999	Treasurer	82	None
2005 Market Street			(January 2006 – Present)
Philadelphia, PA 19103
Vice President —
July 31, 1948			Mergers & Acquisitions
(January 2003
– January 2006),
and Vice President
(July 1996 – January 2005)
3M Corporation

Ms. Yeomans has held
various management
positions at 3M Corporation
since 1983.

J. Richard Zecher	Trustee	Since March	Founder —	82	Director and Audit
2005 Market Street		2005	Investor Analytics		Committee Member
Philadelphia, PA 19103			(Risk Management)		—
			(May 1999 – Present)		Investor Analytics
July 3, 1940
			Founder —		Director and Audit
			Sutton Asset Management		Committee Member
			(Hedge Fund)		—
			(September 1996 – Present)		Oxigene, Inc.

				Number of	Other
				Portfolios in	Directorships
				Fund Complex	Held by
				Overseen by	Trustee/
Name, Address and	Position(s) Held	Length of	Principal Occupation(s)	Trustee or	Director or
Birthdate	with the Trust	Time Served	During Past 5 Years	Officer	Officer
Officers
David F. Connor	Vice President,	Vice President	Mr. Connor has served as	82	None[4]
2005 Market Street	Deputy General	since	Vice President and Deputy
Philadelphia, PA 19103	Counsel, and	September	General Counsel at Delaware
	Secretary	2000 and	Investments since 2000
December 2, 1963		Secretary since
October 2005

David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in	82	None[4]
2005 Market Street	President, General	President,	various executive and legal
Philadelphia, PA 19103	Counsel, and Chief	General	capacities at different times
	Legal Officer	Counsel, and	at Delaware Investments
February 21, 1966		Chief Legal
Officer since
October 2005
John J. O’Connor	Senior Vice	Treasurer	Mr. O’Connor has served in	82	None[4]
2005 Market Street	President and	since	various executive capacities
Philadelphia, PA 19103	Treasurer	February 2005	at different times at
Delaware Investments
June 16, 1957

Richard Salus	Senior Vice	Chief Financial	Mr. Salus has served in	82	None[4]
2005 Market Street	President and	Officer	various executive capacities
Philadelphia, PA 19103	Chief Financial	since	at different times at
	Officer	November	Delaware Investments
October 4, 1963		2006
[1] Mr. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ investment manager, principal underwriter, and transfer agent.
[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 to 1997.
[4] Messrs, Connor, David P. O’Connor, John J. O’Connor, and Salus also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Trust. Mr. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, an investment company that has several portfolios sub-advised by the Funds’ investment manager and whose investment advisor is an affiliated person of the Funds’ investment manager.

     The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address and	Position(s) Held with		Principal Occupation(s) During
Birthdate	the Trust	Length of Time Served	Past 5 Years
Christopher S. Adams	Vice President/Portfolio	1 Year	Mr. Adams has served in various executive
2005 Market Street	Manager/ Senior Equity	Delaware Large Cap Core	capacities at different times at Delaware
Philadelphia, PA 19103	Analyst	Fund	Investments.

April 24, 1962

Christopher J. Bonavico	Vice President and Senior	2 Years	Vice President and Senior Portfolio Manager
505 Montgomery Street	Portfolio Manager	Delaware Select Growth	— Delaware Investment Advisers, a series of
11th Floor		Fund	Delaware Management Business Trust
San Francisco, CA 94111			(2005 – Present)

September 9, 1965			Mr. Bonavico has served in various capacities
at different times at Transamerica Investment
Management, LLC
Kenneth F. Broad	Vice President and Senior	2 Years	Vice President and Senior Portfolio Manager
505 Montgomery Street	Portfolio Manager	Delaware Select Growth	— Delaware Investment Advisers, a series of
11th Floor		Fund	Delaware Management Business Trust
San Francisco, CA 94111			(2005 – Present)

October 6, 1965			Mr. Broad has served in various capacities at
different times at Transamerica Investment
Management, LLC
Christopher M. Ericksen	Vice President and Portfolio	Less than 1 Year	Vice President and Portfolio Manager —
505 Montgomery Street	Manager	Delaware Select Growth	Delaware Investment Advisers, a series of
11th Floor		Fund	Delaware Management Business Trust
San Francisco, CA 94111			(2005 – Present)

March 10, 1972			Mr. Ericksen has served in various capacities
at different times at Transamerica Investment
Management, LLC
(2004 – 2005)

Mr. Ericksen has served in various capacities
at different times at Goldman Sachs

Patrick G. Fortier	Portfolio Manager	2 Years	Portfolio Manager — Delaware Investment
505 Montgomery Street		Delaware Select Growth	Advisers, a series of Delaware Management
11th Floor		Fund	Business Trust
San Francisco, CA 94111			(2005 – Present)

May 31, 1970			Mr. Fortier has served in various capacities at
different times at Transamerica Investment
Management, LLC
Gregory M. Heywood	Vice President/Portfolio	2 Years	Portfolio Manager — Delaware Investment
505 Montgomery Street	Manager/Equity Analyst	Delaware Select Growth	Advisers, a series of Delaware Management
11th Floor		Fund	Business Trust
San Francisco, CA 94111			(2005 – Present)

August 24, 1965			Mr. Heywood has served in various capacities
at different times at Transamerica Investment
Management, LLC

Name, Address and	Position(s) Held with		Principal Occupation(s) During
Birthdate	the Trust	Length of Time Served	Past 5 Years
Francis X. Morris	Vice President, Chief	1 Year	Mr. Morris has served in various executive
2005 Market Street	Investment Office – Core	Delaware Large Cap Core	capacities at different times at Delaware
Philadelphia, PA 19103	Equity	Fund	Investments.

March 28, 1961

Michael S. Morris	Vice President/Portfolio	1 Year	Mr. Morris has served in various executive
2005 Market Street	Manager/ Senior Equity	Delaware Large Cap Core	capacities at different times at Delaware
Philadelphia, PA 19103	Analyst	Fund	Investments.

September 5, 1968

Donald G. Padilla	Vice President/Portfolio	1 Year	Mr. Padilla has served in various executive
2005 Market Street	Manager/Senior Equity Analyst	Delaware Large Cap Core	capacities at different times at Delaware
Philadelphia, PA 19103		Fund	Investments.

August 8, 1964

Daniel J. Prislin	Vice President and Senior	2 Years	Vice President and Senior Portfolio Manager
505 Montgomery Street	Portfolio Manager	Delaware Select Growth	— Delaware Investment Advisers, a series of
11th Floor		Fund	Delaware Management Business Trust
San Francisco, CA 94111			(2005 – Present)

September 20, 1967			Mr. Prislin has served in various capacities at
different times at Transamerica Investment
Management, LLC
Jeffrey S. Van Harte	Chief Investment Officer –	2 years	Chief Investment Officer/Focus Growth —
505 Montgomery Street	Focus Growth	Delaware Select Growth	Delaware Investment Advisers, a series of
11th Floor		Fund	Delaware Management Business Trust
San Francisco, CA 94111			(2005 – Present)

July 24, 1958			Mr. Van Harte has served in various capacities
at different times at Transamerica Investment
Management, LLC

      The following table shows each Trustee’s ownership of shares of the Funds and of all Delaware Investments® Funds as of December 31, 2006, unless otherwise noted.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities	Registered Investment Companies Overseen by
Name	in the Funds	Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	None
John A. Fry[1]	None	Over $100,000
Anthony D. Knerr	None	$10,001 - $50,000
Lucinda S. Landreth	None	$50,001 - $100,000
Ann R. Leven	$10,001 - $50,000	Over $100,000
Thomas F. Madison	$1 - $10,000	$10,001 - $50,000
Janet L. Yeomans	$10,001 - $50,000	Over $100,000
J. Richard Zecher	None	$10,001 - $50,000

[1] As of December 31, 2006, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares of the Funds outside of the Plan as of December 31, 2006.

      The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she serves as a Trustee or Director for the fiscal year ended April 30, 2007. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Funds. The following table provides, in addition, information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments Retirement Plan for Trustees/Directors (the “Retirement Plan”). This plan was recently terminated as more fully described below.

			Total
			Compensation
			from the
			Investment
		Retirement	Companies in
	Aggregate	Benefits Accrued	Delaware
	Compensation	as Part of Fund	Investments®
Trustee[1]	from the Trust	Expenses	Complex[2]
Thomas L. Bennett	$3,015	None	$176,954
John A. Fry	$2,918	$2,621	$170,967
Anthony D. Knerr	$2,597	$11,890	$151,967
Lucinda S. Landreth	$2,746	None	$160,967
Ann R. Leven	$3,540	$10,988	$208,467
Thomas F. Madison	$3,064	$11,799	$179,167
Janet L. Yeomans	$2,768	$5,091	$161,667
J. Richard Zecher	$2,811	None	$164,167

1	Figures reflect amounts already accrued under the Retirement Plan and additional amounts accrued to effect the termination of the Retirement Plan for the Delaware Investments® Funds that are series of the Trust as of November 30, 2006. The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Delaware Investments® Funds within the Fund Complex that are subject to expense limitations.

2	Effective December 1, 2006, each Independent Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all 31 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairpersons of the Audit, Investments, and Nominating and Corporate Governance Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000. These amounts do not include payments related to the termination of the Retirement Plan.

      Until the Retirement Plan’s termination as described below, each Independent Trustee who, at the time of his or her retirement from the Boards, having attained the age of 70 and served on the Boards for at least five continuous years, was entitled to receive payments from each investment company in the Delaware Investments® family for which he or she had served as Trustee/Director. These payments were to be made for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person’s life. The amount of such payments would have been equal, on an annual basis, to the amount of the annual retainer paid to Trustees/Directors of each investment company at the time of such person’s retirement.

      The table below sets forth the estimated annual retirement benefit that would have been payable under the Retirement Plan at specified compensation levels and years of service. Trustees credited with years of service through December 31, 2006 are: Mr. Knerr (17 years), Ms. Leven (17 years), Mr. Madison (13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years). During the fiscal year ended December 31, 2006, two former Trustees of the Trust were receiving yearly benefits under the Retirement Plan: Mr. Walter P. Babich ($70,000) and Mr. Charles E. Peck ($50,000).

	Years of Service
Amount of Annual
Retainer Paid in Last	0-4 Years	5 Years or More
Year of Service
$50,000[1]	$0	$50,000
$70,000[2]	$0	$70,000
$80,000[3]	$0	$80,000

[1] Reflects final annual retainer for Charles E. Peck, a retired trustee.
[2] Reflects final annual retainer for Walter P. Babich, a retired trustee.
[3] Reflects annual retainer at the time of termination for Anthony D. Knerr, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and John A. Fry.

     The Board of Trustees/Directors of the Delaware Investments® Funds voted to terminate the Delaware Investments Retirement Plan for Trustees/Directors, effective November 30, 2006. As a result of the termination of the Retirement Plan, no further benefits will accrue to any current or future directors and a one-time payment of benefits earned under the Retirement Plan will be paid to eligible Trustees/Directors. The amount of the payment represents the benefits to which the current Trustee/Director is entitled under the terms of the Retirement Plan. The calculation of such amount is based on: (1) the annual retainer amount as of the date of termination ($80,000); (2) each Trustee/Director’s years of service as of the date of termination (listed above); and (3) the actuarially determined life expectancy of each Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits accrued under the plan to which each such Independent Trustee/Director is entitled was calculated by a licensed/certified actuary and then reviewed and approved by the Delaware Investments® Funds’ Independent Directors who had no benefits vested under the Plan. The amounts being paid in 2007 are as follows: Anthony D. Knerr ($702,373); Ann R. Leven ($648,635); Thomas F. Madison ($696,407); Janet L. Yeomans ($300,978); and John A. Fry ($155,030).

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher. The Audit Committee held seven meetings during the Trust’s last fiscal year.

     Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies, and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio). The committee held seven meetings during the Trust’s last fiscal year.

     Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Funds by the Manager as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the independent directors/trustees take regarding the approval of all such proposed arrangements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth; Janet L. Yeomans; and J. Richard Zecher. The Investments Committee was established on October 25, 2006. The Investments Committee held four meetings during the Trust’s last fiscal year.

Code of Ethics
      The Trust, the Manager, the Distributor, and Lincoln Financial Distributors, Inc. (the Funds’ financial intermediary wholesaler) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
      The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Funds and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for a Fund, ISS will create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Funds’ Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from the company’s operations and products.

     Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

     As of June 30, 2007, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $164 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

     The Investment Management Agreements for Delaware Select Growth Fund and Delaware Large Cap Core Fund (collectively, the “Investment Management Agreements”) are dated December 15, 1999 and August 31, 2006, respectively, and were approved by the initial shareholders on those dates. The Investment Management Agreements have an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Funds, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreements are terminable without penalty on 60 days’ notice by the trustees of the Funds or by the Manager. The Investment Management Agreements will terminate automatically in the event of their assignment.

     As compensation for the services rendered under the Investment Management Agreements, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund Name	Management Fee Rate
(annual rate as a percentage of average
daily net assets)

Delaware Large Cap Core Fund	0.65% on the first $500 million
0.60% on the next $500 million
0.55% on the next $1.5 billion
0.50% on assets in excess of $2.5 billion
Delaware Select Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on the next $1.5 billion
0.60% on the average daily net assets
in excess of $2.5 billion

     During the past three fiscal years, the Funds paid the following investment management fees:

Delaware Large Cap Core Fund*
Investment Advisory Fees
Fiscal Year Ended	Incurred	Paid	Waived
4/30/07	$72,010	$13,743	$58,267
4/30/06	N/A	N/A	N/A
4/30/05	N/A	N/A	N/A

Delaware Select Growth Fund
Investment Advisory Fees
Fiscal Year Ended	Incurred	Paid	Waived
4/30/07	$3,303,238	$2,692,074	$611,164
4/30/06	$3,875,422	$3,102,225	$773,197
4/30/05	$4,257,429	$3,222,712	$1,034,717

____________________

* The Fund commenced operations on August 31, 2006.

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated May 15, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of their respective Class A Shares, after reallowances to dealers, as follows:

	Fiscal	Total Amount	Amounts	Net
	Year	of Underwriting	Reallowed	Commission
Fund	Ended	Commission	to Dealers	To DDLP
Delaware Large	4/30/07	N/A	N/A	N/A
Cap Core Fund*	4/30/06	N/A	N/A	N/A
	4/30/05	N/A	N/A	N/A
Delaware Select	4/30/07	$195,412	$164,403	$31,009
Growth Fund	4/30/06	401,964	339,947	62,017
	4/30/05	214,279	181,318	32,961

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge (“CDSC”) payments with respect to Class A Shares of the Funds as follows:

Limited CDSC Payments
	Delaware Large	Delaware Select Growth Fund
	Cap Core Fund*	Class A
Fiscal Year Ended	Class A
4/30/07	N/A	$7,796
4/30/06	N/A	0
4/30/05	N/A	0

     During Delaware Select Growth Fund’s last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to Class B Shares of the Fund as follows:

Delaware Select Growth Fund
Fiscal Year Ended	Class B
4/30/07	$166,654
4/30/06	441,767
4/30/05	836,226

____________________

* The Fund commenced operations on August 31, 2006.

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, Limited CDSC payments with respect to Class C Shares of the Funds as follows:

	Delaware Large Cap Core	Delaware Select Growth Fund
Fiscal Year Ended	Fund*	Class C
	Class C
4/30/07	N/A	$8,895
4/30/06	N/A	$6,845
4/30/05	N/A	8,693

     Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Funds’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement (the “Financial Intermediary Agreement”) with the Distributor as of January 1, 2007. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries (collectively, “Financial Intermediaries”). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The Distributor pays LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system. Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor. The fees associated with LFD’s services to the Funds are borne exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware Service Company, Inc., an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to Shareholders Services Agreements dated August 31, 2006 and April 19, 2001 for Delaware Large Cap Core Fund and Delaware Select Growth Fund, respectively. The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $27.00 for each open and $10 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Fund Accountants
     Delaware Service Company, Inc. also provides accounting services to the Funds pursuant to a separate Fund Accounting Agreement. Those services include performing all functions related to calculating the Funds’ NAV and providing all financial reporting services, regulatory compliance testing, and other related accounting services. For its services, Delaware Service Company, Inc. is paid a fee based on total assets of all of the Delaware Investments® Funds for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Service Company, Inc. furnishes accounting services. The fees are charged to each Fund and the other Delaware Investments® Funds on an aggregate pro rata basis.

____________________

* The Fund commenced operations on August 31, 2006.

Custodian
      Mellon Bank, N.A. (“Mellon”), One Mellon Center, Pittsburgh PA 15258, is custodian of the Funds’ securities and cash. As custodian for each Fund, Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of April 30, 2007, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter end for which account statements are available.

				Total Assets in Accounts
			No. of Accounts with	with
		Total Assets	Performance-	Performance-
	No. of Accounts	Managed	Based Fees	Based Fees
Christopher S. Adams
Registered Investment	8	$3.9 billion	0	$0
Companies
Other Pooled Investment	2	$15.0 million	0	$0
Vehicles
Other Accounts	20	$1.7 billion	1	$102.4 million

Francis X. Morris
Registered Investment	8	$3.9 billion	0	$0
Companies
Other Pooled Investment	2	$15.0 million	0	$0
Vehicles
Other Accounts	20	$1.7 billion	1	$102.4 million

Michael S. Morris
Registered Investment	8	$3.9 billion	0	$0
Companies
Other Pooled Investment	2	$15.0 million	0	$0
Vehicles
Other Accounts	17	$1.7 billion	1	$102.4 million

Don G. Padilla
Registered Investment	8	$3.9 billion	0	$0
Companies
Other Pooled Investment	2	$15.0 million	0	$0
Vehicles
Other Accounts	17	$1.7 billion	1	$102.4 million

Jeffrey S. Van Harte
Registered Investment	19	$4.6 billion	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	56	$10.4 billion	2	$780.7 million

				Total Assets in Accounts
			No. of Accounts with	with
		Total Assets	Performance-	Performance-
	No. of Accounts	Managed	Based Fees	Based Fees
Christopher J. Bonavico
Registered Investment	20	$4.6 billion	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	56	$10.4 billion	2	$780.7 million

Daniel J. Prislin
Registered Investment	19	$4.6 billion	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	57	$10.4 billion	2	$780.7 million

Kenneth F. Broad
Registered Investment	4	$429.2 million	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	9	$19.5 million	0	$0

Patrick G. Fortier
Registered Investment	3	$423.2 million	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	4	$2.6 million	0	$0

Gregory M. Heywood
Registered Investment	3	$423.2 million	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	2	$2.4 million	0	$0

Christopher M. Ericksen*
Registered Investment	19	$4.8 billion	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	53	$10.2 billion	2	$728.1 million
__________________

* The assets listed below are as of July 16, 2007.

Description of Material Conflicts of Interest
     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund. Additionally, the management of multiple such other fund or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

     Three of the accounts managed by the portfolio managers have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio managers have an incentive to manage such accounts so as to enhance the performance of those accounts, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager’s compensation consists of the following:

     Base Salaries: Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus – Focus Growth Team: Each named portfolio manager is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors. Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk. The total amount available for payment of bonuses is based on the revenues associated with the products managed by the Focus Growth Team. The amount of this “bonus pool” is determined by taking a pre-determined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

     Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The subjective portion of the pool is allocated to team members within the discretion of senior management. There is a minimum guaranteed fixed payout amount associated with this portion of the pool for the years ending December 31, 2005 and December 31, 2006.

     The allocation of the remaining 50% of the pool is based upon objective factors. Performance is measured as a result of the team’s standing relative to a large cap growth composite of a nationally recognized publicly available database, for five successive calendar years. Performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile. An average is taken of the five year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the “objective” portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%, in the discretion of senior management.

     Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

     In addition, there is a potential one-time value creation payment that may be allocated on or about December 31, 2009 to the extent the value added by the team exceeds the relative value of their holdings in the Delaware Investments U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation arrangement. The value creation payment, if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

     Bonus – Core Equity Team: The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share.

     Due to transitioning of responsibilities of this team during the year, 100% of their bonuses for the prior year were subjective, determined in part based on performance of the funds managed as compared to the appropriate Lipper peer groups for a one-year period. It is anticipated that going forward an objective component may be added.

     Deferred Compensation: Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain managers may be awarded restricted stock units, or “performance shares”, in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc. is, in turn, an indirect, wholly-owned subsidiary of Lincoln National Corporation.

     The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware Investments® investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire 10 years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than, or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of April 30, 2007, the following portfolio managers owned shares of the Funds.

Portfolio Manager	Share Amount owned as of	Fund
	April 30, 2007
Christopher Bonavico	3,848.036	Delaware Select Growth
		Fund Class A
Kenneth Broad	16,290.944	Delaware Select Growth
		Fund Class A
Patrick Fortier	5,339.114	Delaware Select Growth
		Fund Class A
Christopher Ericksen	373.413	Delaware Select Growth
		Fund Class A

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

Brokerage Commissions
	4/30/07	4/30/06	4/30/05
Delaware Large Cap Core Fund*	$1,660	N/A	N/A
Delaware Select Growth Fund	$568,042	$1,693,652	$1,672,038

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

____________________

* The Fund commenced operations on August 31, 2006.

     During the fiscal year ended April 30, 2007, portfolio transactions of the Funds, in the amount listed below, resulting in brokerage commissions in the amount listed below, were directed to brokers for brokerage and research services provided:

	Portfolio	Brokerage
	Transactions	Commissions
	Amounts	Amounts
Delaware Large Cap Core Fund*	$194,351	$216
Delaware Select Growth Fund	$291,898,520	$339,936

     As of April 30, 2007, the Funds held the following amounts of securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents:

	Regular Broker/Dealer	Value
Delaware Large Cap Core Fund*	Citigroup	$63,272
	JP Morgan Chase & Co.	$46,890
Delaware Select Growth Fund	$N/A	$N/A

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

     In 2005, the Trust was given the authority to begin participation in a commission recapture program. Under the program and subject to seeking best execution (as described in the first paragraph in this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

____________________

* The Fund commenced operations on August 31, 2006.

CAPITAL STRUCTURE

Capitalization
     The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shares of the Institutional Class may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, Delaware Select Growth Fund’s Class B Shares may vote on any proposal to increase materially the fees to be paid by such Fund under the Rule 12b-1 Plan relating to its Class A Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

     On June 9, 1997, the name of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund. On August 28, 1997, Aggressive Growth Fund began offering Institutional Class Shares. On August 16, 1999, the name of Delaware-Voyageur Aggressive Growth Fund changed to Delaware Aggressive Growth Fund and corresponding changes were also made to the Fund’s Classes. On September 29, 1999, the name of Delaware Aggressive Growth Fund changed to Delaware Select Growth Fund and corresponding changes were also made to the Fund’s Classes. On June 2, 2003, Delaware Select Growth Fund began offering Class R Shares.

     As of August 31, 2006, Delaware Large Cap Core Fund began offering Class A, Class C, Class R, and Institutional Class Shares.

Noncumulative Voting
     The Trust’s shares have noncumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

      As of May 31, 2007, Delaware Select Growth Fund ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), in Class B shares in the Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Delaware Investments® Fund, as permitted by existing exchange privileges.

      For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

      As of May 31, 2007, the 12-month reinvestment privilege described in the Section entitled “Purchasing Shares — 12-Month Reinvestment Privilege” will no longer apply to Class B shares.

General Information
      Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in the Fund’s best interest. The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares, and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees, and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

      For Class C Shares of the Funds, each purchase must be in an amount that is less than $1,000,000. See “Investment Plans” for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

      FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

      Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes’ Prospectuses. Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

      Delaware Select Growth Fund’s Class B Shares are purchased at NAV and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed within two years of purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class B Shares are also subject to annual Rule 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares eight years after purchase. See “Automatic Conversion of Class B Shares” below.

     Class C Shares are purchased at NAV and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares for Delaware Select Growth Fund and Class A Shares for Delaware Large Cap Core Fund are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a front-end sales charge or CDSC. Class R Shares are subject to annual Rule 12b-1 Plan expenses for the life of the investment.

      Institutional Class Shares are purchased at the NAV per share without the imposition of a front-end sales charge, CDSC, or Rule 12b-1 Plan expenses.

     See “Plans under Rule 12b-1 for the Fund Classes” and “Determining Offering Price and Net Asset Value” below for more information.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A Shares and Institutional Class Shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by the Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

      Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A, B (Delaware Select Growth Fund only), and C Shares
      The alternative purchase arrangements of Class A Shares, Class B Shares, and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Please note that as of May 31, 2007, Delaware Select Growth Fund ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), in Class B Shares in the Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares of a Fund, or to purchase Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Delaware Select Growth Fund’s Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Delaware Select Growth Fund’s Class B Shares will automatically convert to Class A Shares at the end of eight years after purchase and, thereafter, be subject to Class A Shares’ annual Rule 12b-1 Plan expenses. Unlike Class B Shares, Class C Shares do not convert to another Class.

      The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

      In comparing Class C Shares to Class R Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C Shares. Investors also should consider the fact that Class R Shares do not have a front-end sales charge and, unlike Class C Shares, are not subject to a CDSC.

      For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor, and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B Shares (Delaware Select Growth Fund only) and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares, and Class R Shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans under Rule 12b-1 for the Fund Classes” below.

      Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares, Class R Shares, and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to Fund Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below.

      Class A Shares: Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intent signed by the purchaser. See “Special Purchase Features — Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission
      As described in the Funds Classes’ Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

      In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange”) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a Letter of Intent or pursuant to an investor’s Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class B Shares (Delaware Select Growth Fund only) and Class C Shares
      Class B Shares (Delaware Select Growth Fund only) were purchased and Class C Shares are purchased without a front-end sales charge. Delaware Select Growth Fund’s Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and the Funds’ Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class B Shares or Class C Shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. See the Prospectuses for a list of the instances in which the CDSC is waived.

      During the seventh year after purchase and, thereafter, until converted automatically to Class A Shares, Class B Shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares. At the end of eight years after purchase, the investor’s Class B Shares will be automatically converted to Class A Shares of the same Fund. See “Automatic Conversion of Class B Shares” below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to Class A Shares’ ongoing annual Rule 12b-1 Plan expenses.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative — Class B Shares (Delaware Select Growth Fund only)
      Delaware Select Growth Fund’s Class B Shares would have been purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment were invested in Fund shares. The Distributor previously had compensated dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. As discussed below, however, Class B Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
      Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day (or next business day) of March, June, September, and December (each, a “Conversion Date”). A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A Shares.

     Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that Fund pro rata with Class B Shares of that Fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative — Class C Shares
     Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See “Redemption and Exchange” below.

Plans under Rule 12b-1 for the Fund Classes
      Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional, and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Class Shares. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of Institutional Class Shares. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

      The Plans permit the Funds, pursuant to their Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes.

      In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of Fund Class shares or provide services with respect to a Fund Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares (Delaware Select Growth Fund only) and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

      The maximum aggregate fee payable by a Fund under its Plans, and a Fund’s Distribution Agreement is, on an annual basis, up to 0.25% of the Fund’s Class A Shares’ average daily net assets for the year up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers, and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares’ (Delaware Select Growth Fund only) and Class C Shares’ average daily net assets for the year and up to 0.60% of Class R Shares’ average daily net assets for the year. The Funds’ Distributor may reduce or waive these amounts at any time.

      While payments pursuant to the Plans may not exceed the foregoing amounts, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Independent Trustees, who may reduce the fees or terminate the Plans at any time.

      All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Fund Classes would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from, or to, firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

      The Plans and the Distribution Agreements, as amended, have all been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board in the same manner as specified above.

      Each year, the Board must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to Delaware Select Growth Fund’s Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund’s Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

      For the fiscal year ended April 30, 2007, for Delaware Select Growth Fund, 12b-1 Plan reimbursements from Class A Shares, Class B Shares, Class C Shares, and Class R Shares amounted to $428,343, $1,602,745 $720,258, and $7,040 respectively.

      The principal types of activities for which payments were made and the amounts relating thereto were as follows:

Delaware Select Growth
Fund	Class A	Class B	Class C	Class R

Advertising	$3,590	$15,376	$50	-
Annual/Semiannual Reports	-	$47,908	$4,447	$263
Broker Trails	$417,592	$401,531	$597,696	$5,839
Broker Sales Charges	-	$750,412	$118,065	-
Interest on Broker Sales
Charges	-	$370,434	-	-
Commissions to Wholesalers	$1,826	-	-	-
Promotional—Other	$5	-	-	$1
Prospectus Printing	-	$17,084	-	$14
Wholesaler Expenses	$5,330	-	-	$923

      The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $6,372,295, $22,668,267, $2,836,139 and $24,406, respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

      For the fiscal year ended April 30, 2007, for Delaware Large Cap Core Fund, there were neither 12b-1 Plan reimbursements nor expenditures.

Other Payments to Dealers — Class A, Class B (Delaware Select Growth Fund only), Class C, and Class R Shares
      The Distributor, LFD, and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (“distribution assistance”). For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

      A significant purpose of these payments is to increase sales of the Funds’ shares. The Funds’ investment advisor or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features — Class A Shares
      Buying Class A Shares at Net Asset Value: The Fund Classes’ Prospectuses set forth the categories of investors who may purchase Class A Shares at NAV. This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

      As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A Shares at NAV. The requirements are as follows:

  The purchase must be made by a group retirement plan (excluding defined benefit plans) (i) that purchased Class A Shares prior to a recordkeeping transition period from August 2004 to October 2004 and (ii) where the plan participants’ records were maintained on Retirement Financial Services, Inc.’s (“RFS”) proprietary recordkeeping system, provided that the plan (a) has in excess of $500,000 of plan assets invested in Class A Shares of one or more Delaware Investments® Fund and any stable value account available to investment advisory clients of the Manager or its affiliates; or (b) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments® Fund and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See “Group Investment Plans” below for information regarding the applicability of the Limited CDSC.

  The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A Shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

      As disclosed in the Fund Classes’ Prospectuses, certain legacy bank sponsored retirement plans may make purchases of Class A shares at NAV. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

      Allied Plans: Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments® Funds (“eligible Delaware Investments® Fund shares”), as well as shares of designated classes of non-Delaware Investments® Funds (“eligible non-Delaware Investments® Fund shares”). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments® and eligible non-Delaware Investments® Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non-Delaware Investments® Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments® and non-Delaware Investments® Funds, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” below.

     A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” above under “Purchasing Shares.”

     The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in the Fund Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments® and non-Delaware Investments® Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non-Delaware Investments® Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

      Letter of Intent: The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written Letter of Intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. Effective January 1, 2007, the Funds no longer accept retroactive Letters of Intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their Letter of Intent toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor’s obligation under a Letter of Intent, Class B Shares (Delaware Select Growth Fund only) and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

      Employers offering a Delaware Investments retirement plan may also complete a Letter of Intent to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intent based on these acceptance criteria. The 13-month period will begin on the date this Letter of Intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC, or Limited CDSC of any class. Class B Shares (Delaware Select Growth Fund only) and Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

      Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. In addition, if you are an investment advisory client of the Manager’s affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

      Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC, or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectuses to determine the applicability of the Right of Accumulation to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A Shares of the Funds and Class B Shares of Delaware Select Growth Fund (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

      Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemption as well as the automatic conversion into Class A Shares.

     A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

      Group Investment Plans: Group Investment Plans that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes’ Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

     The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
      Class R Shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments®’ retirement recordkeeping system that are offering Class R Shares to participants.

Availability of Institutional Class Shares
      The Institutional Class of each Fund is generally available for purchase only by: (i) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (ii) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (iii) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (iv) a bank, trust company, and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (v) registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes, but only if the investment manager is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (vi) certain plans qualified under Section 529 of the Code for which the Funds’ Manager, Distributor, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services (“Eligible 529 Plans”); and (vii) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class Shares.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

      Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check to the specific Fund in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares, and Institutional Class Shares at NAV, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit or protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments® Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

      Subject to the following limitations, dividends and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares, dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, dividends from Class R Shares may only be directed to other Class R Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
      If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments® Funds will qualify for treatment as if such proceeds had been exchanged from another Delaware Investments® Fund rather than transferred from the Eligible 529 Plan, as described under “Redemption and Exchange” below. The treatment of your redemption proceeds from an Eligible 529 Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments® Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
      Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares, Class C Shares, or Class R Shares, through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

      Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

*          *          *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
      Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments, and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MoneyLineSM On Demand
     You or your investment dealer may request purchases of Fund shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.

      It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
      Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the Wealth Builder Option. If, in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

      Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

      This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, and 401(k), 403(b)(7), or 457 Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously offered the Asset Planner asset allocation service. This service is no longer offered for the Funds. Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
      An investment in the Funds may be suitable for tax-deferred retirement plans, such as: Profit Sharing or Money Purchase Pension Plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, SEP/IRAs, SAR/SEPs, 401(k) plans, 403(b)(7) plans, 457 plans, SIMPLE IRAs, and SIMPLE 401(k)s. In addition, the Funds may be suitable for use in Coverdell Education Savings Accounts (“Coverdell ESAs”). For further details concerning these plans and accounts, including applications, contact your financial advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

      The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See the Fund Classes’ Prospectuses for a list of the instances in which the CDSC is waived.

      Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

      Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees, and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager, and others that provide services to such Plans.

      Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class Shares. See “Availability of Institutional Class Shares” above. For additional information on any of the plans and Delaware Investments®’ retirement services, call the Shareholder Service Center telephone number 800 523-1918.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

      Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. Orders for purchases and redemptions of Class B Shares (Delaware Select Growth Fund only), Class C Shares, Class R Shares, and Institutional Class Shares are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

      The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

      The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
      You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares (Delaware Select Growth Fund only) and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     In addition to redemption of the Funds’ shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder’s cost, is the NAV per share next determined after receipt of the request in good order by the Funds, their agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and NAV are determined. See “Determining Offering Price and Net Asset Value” above. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

      Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

      Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

      The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

      In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

      Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class B (Delaware Select Growth Fund only) and Class C Shares are subject to CDSCs as described under “Contingent Deferred Sales Charge — Class B Shares and Class C Shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B Shares from Delaware Select Growth Fund, the Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares of Delaware Select Growth Fund for a longer period of time than if the investment in New Shares were made directly.

      Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund. Holders of Class B Shares of Delaware Select Growth Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Funds. Similarly, holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund. Class B Shares of Delaware Select Growth Fund and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of Delaware Select Growth Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Funds. Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares (Delaware Select Growth Fund only) or Class C Shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

     The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

      Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
      You can write to the Funds at P.0. Box 219656, Kansas City, MO 64121-9656 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

      Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A Shares and Institutional Class Shares. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
      You may also write to the Funds at P.0. Box 219656, Kansas City, MO 64121-9656 to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

      Telephone Redemption: Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account, in writing, that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate, or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

      The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

      Telephone Redemption—Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

      Telephone Redemption—Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
      The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLineSM On Demand
      You or your investment dealer may request redemptions of Fund Class shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions. For more information, see “MoneyLineSM On Demand” under “Investment Plans” above.

Systematic Withdrawal Plans
      Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

      Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

      An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution, based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

      Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service, however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

      The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A Shares being redeemed; or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

      Redemptions of such Class A Shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B (Delaware Select Growth Fund only) and C Shares may be waived.

     As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program; and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.
DISTRIBUTIONS AND TAXES

Distributions
     The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, annually, in the amount and at the times that will avoid any federal income or excise taxes. This may require additional payments, if any, to be made during the first quarter of the following taxable year.

      All dividends and any capital gains will be automatically reinvested in additional shares of the same Class of a Fund at the NAV on the ex-dividend date, unless you otherwise designate in writing that such dividends and/or distributions are to be paid in cash. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your pre-designated bank account. See “Systematic Withdrawal Plans” above. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Postal Service or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s effort to locate a shareholder if a shareholder’s mail is returned by the United States Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

      Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares (Delaware Select Growth Fund only), Class C Shares and Class R Shares alone will incur distribution fees under their respective Rule 12b-1 Plans.

Taxes
      Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

     Distributions of Capital Gains. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

      Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

      Investment in Foreign Securities. Each Fund is permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

      Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

      PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities, under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

      Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

      Election to be Taxed as a Regulated Investment Company. Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

      In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income, and distribution specific requirements, including:

      (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities, and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

      Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the 12-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

      Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of April 30 (“post-October loss”) as occurring on the first day of the following tax year (i.e., May 1).

      Sales, Exchanges, and Redemption of Fund Shares. Sales, exchanges, and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service (“IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

      Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

      Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

      Deferral of basis — Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge),
  You sell some or all of your original shares within 90 days of their purchase, and
  You reinvest the sales proceeds in the Fund or in another fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

      Conversion of Class B shares to Class A shares. The automatic conversion of Class B Shares to Class A Shares at the end of eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

      U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper, and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

      Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

      Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired those shares.

      While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

      Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

      Investment in Complex Securities. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund. For example:

      Derivatives. A Fund is permitted to invest in certain options and futures contracts such as broad-based stock indices and stock index futures. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for Federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

      Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

      Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

      Investment in taxable mortgage pools (excess inclusion income). REITs in which a Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, a Fund may make direct investments in REMIC residual interests. The portion of a Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Fund to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

      Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Funds expect that disqualified organizations own their shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Funds are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

      In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

  If the excess inclusion income received by a Fund from all sources exceeds 1% of the Fund's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

  If a Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

      Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.

      Compliance with these requirements will require a Fund to obtain significant cooperation from the REITs in which it invests.

      Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

      Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

      In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

      Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designated by a Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

      Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

      Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

      Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by a Fund, or by a REIT or U.S. real property holding corporation in which the Fund invests, may trigger special tax consequences to the Fund’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (“RIC”) such as a Fund, as follows:

  The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and
  If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest (“USRPI”), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.
  In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Fund classified as a qualified investment entity, Fund distributions to you attributable to gain realized by the Fund from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

      Because each Fund expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Funds do not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

      Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

      U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

      U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

      Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. The Funds’ Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, the independent registered public accounting firm, for the fiscal year ended April 30, 2007, are included in each Fund’s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

      As of August 1, 2007, management believes the following shareholders held of record 5% or more of the outstanding shares of the Funds. Management does not have knowledge of beneficial owners.

Fund/Class	Name and Address of Account	Percentage
Delaware Select Growth Fund	Merrill Lynch, Pierce, Fenner & Smith	8.54%
Class B	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246

Delaware Select Growth Fund	Merrill Lynch, Pierce, Fenner & Smith	19.64%
Class C	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246

	Citigroup Global Markets, Inc.	8.90%
	Attn: Peter Booth, 7th Floor
	333 W. 34th Street
	New York, NY 10001

Delaware Select Growth Fund	Merrill Lynch, Pierce, Fenner & Smith	41.16%
Class R	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246

	Reliance Trust Co.	14.05%
	Custodian FBO First Med Immediate 401(k)
	P.O. Box 48529
	Atlanta, GA 30362

	Reliance Trust Co.	11.09%
	FBO Reliance Trading Corporation 401(k)
	P.O. Box 48529
	Atlanta, GA 30362-1529

	MG Trust Co. Custodian FBO	10.34%
	Omaha Neon Sign, Inc.
	700 17th Street, Suite 300
	Denver, CO 80202

	MG Trust Co. Trustee	5.58%
	United Community Bank 401(k) Pension Plan
	700 17th Street, Suite 300
	Denver, CO 80202

Fund/Class	Name and Address of Account	Percentage
	MG Trust Company Trustee	5.39%
	King’s of New Castle
	700 17th Street, Suite 300
	Denver, CO 80202

Delaware Select Growth Fund	RS DMC Employee MPP Plan	22.82%
Institutional Class	Delaware Management Company MPP Trust
	c/o Rick Seidel
	2005 Market Street
	Philadelphia, PA 19103

	GPC Agent for	20.85%
	MFS Heritage Trust Co. FBO
	Dean Foods 401(k) Plan
	P.O. Box 79377
	Atlanta, GA 30357

	SEI Trust Company	17.50%
	c/o HSBC TPA Portal
	Attn: Mutual Fund Administrator
	One Freedom Valley Drive
	Oaks, PA 19456

	T. Rowe Price Retirement Plan Services	15.51%
	FBO Retirement Plan Clients
	4515 Painters Mill Road
	Owings Mills, MD 21117

	Chase Manhattan	8.15%
	C/F Delaware Foundation Funds Growth
	Allocation Portfolio
	Attn: Marisol Gordan
	Global Investor Services
	3 Metrotech Center, 8th Floor
	Brooklyn, NY 11201

Delaware Large Cap Core Fund	Bruce A. Green and Lynn H. Green	71.89%
Class A	Joint WROS
	Nashville, TN 37221
	Craig P. Brown	23.05%
	Ardmore, PA 19003
Delaware Large Cap Core Fund	DMH Corporation	99.99%
Institutional Class	Attn: Rick Salus
	2005 Market Street, 9th Floor
	Philadelphia, PA 19103

APPENDIX A – DESCRIPTION OF RATINGS

Bonds
     Excerpts from Moody’s description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered “upper medium” grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      For rating categories Aa to Caa, Moody’s includes a 1, 2, or 3 following the rating to designate a high, medium, or low rating, respectively

     Excerpts from S&P’s description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

     Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

Commercial Paper
     Excerpts from S&P’s description of its two highest commercial paper ratings: A-1—degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2—capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

     Excerpts from Moody’s description of its two highest commercial paper ratings: P-1—superior quality; P-2—strong quality.

     Excerpts from Duff and Phelps’ description of its two highest ratings: Category 1—High Grade: D-1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D-1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Category 2--Good Grade: D-2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Excerpts from Fitch IBCA, Inc.’s description of its highest ratings: F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

A-1

PART C
(Voyageur Mutual Funds III)
Post-Effective Amendment No. 51

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

		(3)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.3.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

		(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of Delaware Select Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

		(2)	Executed Amendment No. 2 (August 31, 2006) to Exhibit A of the Investment Management Agreement attached as Exhibit No. EX-99.d.2.

		(3)	Executed Investment Advisory Expense Limitation Letter (August 2007) between Delaware Management Company, a series of Delaware Management Business Trust and Registrant, on behalf of Delaware Select Growth Fund, attached as Exhibit No. EX-99.d.3.

	(e)	Underwriting Contracts.

		(1)	Distribution Agreements.

(i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003.

(ii) Executed Amendment I (August 31, 2006) to Schedule I of the Distribution Agreement attached as Exhibit No. EX-99.e.1.ii.

(iii) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. attached as Exhibit No. EX-99.e.1.iii.

(iv) Executed Distribution Expense Limitation Letter (August 2007) between Delaware Distributors, L.P. and the Registrant, on behalf of Delaware Select Growth Fund, attached as Exhibit No. EX-99.e.1.iv.

	(2)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post- Effective Amendment No. 42 filed June 28, 2002.

	(3)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

	(4)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

	(5)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post- Effective Amendment No. 46 filed June 29, 2005.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Form of Mutual Fund Custody and Services Agreement between Mellon Bank, N.A. and the Registrant attached as Exhibit No. Ex-99.g.1.

	(2)	Form of Securities Lending Authorization between Mellon Bank, N.A. and the Registrant attached as Exhibit No. Ex-99.g.2.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

(i) Form of Schedule A (August 31, 2006) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 49 filed August 22, 2006.

2

(ii) Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

(iii) Executed Letter Amendment to the Shareholder Services Agreement (August 23, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed June 29, 2004.

(iv) Executed Letter Amendment to the Shareholder Services Agreement (August 23, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed June 29, 2004.

	(2)	Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

(i) Executed Schedule B (May 19, 2005) to the Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed June 8, 2006.

(ii) Executed Amendment No. 32 (January 9, 2007) to Schedule A to the Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit No. EX-99.h.2.ii.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (December 14, 1999) relating to Delaware Select Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

	(2)	Opinion and Consent of Counsel (August 21, 2006) relating to Delaware Large Cap Core Fund incorporated into this filing by reference to Post-Effective Amendment No. 49 filed August 22, 2006.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (August 2007) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Letter of Investment Intent incorporated into this filing by reference to Pre-Effective Amendment No. 1.

(m)	Rule 12b-1 Plans.

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

	(2)	Plan under Rule 12b-1 for Class B (April 19, 2001) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

	(3)	Plan under Rule 12b-1 for Class C (April 19, 2001) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

3

		(4)	Plan under Rule 12b-1 for Class R (May 15, 2003) on behalf of Delaware Select Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 48 filed June 8, 2006.

	(n)	Rule 18f-3 Plan. Plan under Rule 18f-3 (August 31, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed August 22, 2006.

	(o)	Reserved.

	(p)	Codes of Ethics.

		(1)	Code of Ethics for the Delaware Investments Family of Funds (September 2006) attached as Exhibit No. EX-99.p.1.

		(2)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2006) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed June 8, 2006.

		(3)	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) attached as Exhibit No. EX-99.p.3.

	(q)	Other. Powers of Attorney (May 17, 2007) attached as Exhibit No. EX-99.q.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VI of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

Item 26.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments Funds® (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust, Delaware Pooled Trust, Delaware VIP Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds®, and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds® (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

4

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Patrick P. Coyne	President	President/ Chief Executive	Mr. Coyne has served in various
		Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.
Ryan K. Brist	Executive Vice	None	Mr. Brist has served in various
	President/Managing		executive capacities within
	Director/Chief		Delaware Investments
Investment Officer —
Fixed Income
John C.E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
President/Chief Executive
Officer – Optimum Fund Trust
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director/Chief Investment	Delaware Investments
	Investment Officer,	Officer,
	Fixed Income	Fixed Income	Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.
Douglas L. Anderson	Senior Vice	None	Mr. Anderson has served in
	President/Operations		various executive capacities
within Delaware Investments
Marshall T. Bassett	Senior Vice	Senior Vice President/	Mr. Bassett has served in
	President/Chief	Chief Investment Officer —	various executive capacities
	Investment Officer —	Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity
Joseph R. Baxter	Senior Vice	Senior Vice President/	Mr. Baxter has served in
	President/Head of	Head of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President/Director of	Director of Municipal	various executive capacities
	Municipal Research	Research	within Delaware Investments

5

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments
Lui-Er Chen[1]	Senior Vice	Senior Vice President/	Mr. Chen has served in various
	President/Senior	Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer —	Officer — Emerging
	Emerging Markets	Markets
Stephen R. Cianci	Senior Vice	Senior Vice	Mr. Cianci has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Robert F. Collins	Senior Vice	Senior Vice President/	Mr. Collins has served in
	President/Senior	Senior Portfolio Manager	various executive capacities
	Portfolio Manager		within Delaware Investments
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior	President/Senior Municipal	various executive capacities
	Municipal Bond Trader	Bond Trader	within Delaware Investments
James A. Forant	Senior Vice	None	Mr. Forant has served in various
	President/Director,		executive capacities within
	Technical Services		Delaware Investments
Brian Funk	Senior Vice	None	Mr. Funk has served in various
	President/Director of		executive capacities within
	Credit Research		Delaware Investments
Brent C. Garrells	Senior Vice	None	Mr. Garrells has served in
	President/Senior		various executive capacities
	Research Analyst		within Delaware Investments
Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments
Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Jonathan Hatcher	Senior Vice	None	Mr. Hatcher has served in
	President/Senior		various executive capacities
	Research Analyst		within Delaware Investments
William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in
	President/Chief	Investment Officer — Core	various executive capacities
	Investment Officer —	Equity	within Delaware Investments
Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice President/Chief	Mr. Murray has served in
	President/Chief	Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments

6

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Zoë Neale[2]	Senior Vice	Senior Vice President/Chief	Mr. Neale has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	International Equity	Delaware Investments
International Equity
D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	Large Cap Value	Delaware Investments
Large Cap Value Equity
David P. O’Connor	Senior Vice	Senior Vice President/	Mr. O’Connor has served in
	President/Strategic	Strategic Investment	various executive capacities
	Investment Relationships	Relationships and	within Delaware Investments
	and Initiatives/General	Initiatives/ General Counsel
	Counsel		Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.
John J. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in
	President/Investment	President/Treasurer	various executive capacities
	Accounting		within Delaware Investments

Senior Vice President/Assistant
Treasurer – Optimum Fund
Trust
Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Timothy L. Rabe	Senior Vice	None	Mr. Rabe has served in various
	President/Senior		executive capacities within
	Portfolio Manager/Head		Delaware Investments
of High Yield
Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust

7

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Jeffrey S. Van Harte[3]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity
Babak Zenouzi[4]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Gary T. Abrams	Vice President/Senior	None	Mr. Abrams has served in
	Equity Trader		various executive capacities
within Delaware Investments
Christopher S. Adams	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Margaret MacCarthy Bacon[5]	Vice President/	None	Ms. Bacon has served in various
	Investment Specialist		executive capacities within
Delaware Investments
Todd Bassion[6]	Vice President/Senior	Vice President/Senior	Mr. Bassion has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	None	Mr. Biester has served in
	Trader		various executive capacities
within Delaware Investments
Christopher J. Bonavico[7]	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
	Portfolio Manager,	Portfolio Manager, Equity	various executive capacities
	Equity Analyst	Analyst	within Delaware Investments
Vincent A. Brancaccio	Vice President/Senior	None	Mr. Brancaccio has served in
	Equity Trader		various executive capacities
within Delaware Investments
Kenneth F. Broad[8]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Stephen J. Busch	Vice President —	None	Mr. Busch has served in various
	Managed Accounts		executive capacities within
Delaware Investments
Mary Ellen M. Carrozza	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Anthony G. Ciavarelli	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
	General Counsel/	General Counsel/ Assistant	various executive capacities
	Assistant Secretary	Secretary	within Delaware Investments

Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.

8

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General Counsel/	General Counsel/ Secretary	various executive capacities
	Assistant Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment
Companies, Inc.
Cori E. Daggett	Vice President, Counsel,	Vice President, Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel, Assistant	various executive capacities
		Secretary	within Delaware Investments
Christopher M. Ericksen[9]	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation	Mr. Ettinger has served in
various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.
Phoebe W. Figland	Vice President/	Vice President/ Investment	Ms. Figland has served in
	Investment Accounting	Accounting	various executive capacities
within Delaware Investments
Joseph Fiorilla	Vice President/Trading	None	Mr. Fiorilla has served in
	Operations		various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	None	Mr. Fish has served in various
	Equity Trader		executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Senior	None	Mr. Fisher has served in various
	Municipal Bond Trader		executive capacities within
Delaware Investments
Patrick G. Fortier[10]	Vice President/Portfolio	Vice President/ Portfolio	Mr. Fortier has served in
	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments
James A. Furgele	Vice President/	Senior Vice President/	Mr. Furgele has served in
	Investment Accounting	Investment Accounting	various executive capacities
within Delaware Investments
Henry A. Garrido[11]	Vice President/Equity	None	Mr. Garrido has served in
	Analyst		various executive capacities
within Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Barry S. Gladstein	Vice President/Portfolio	Vice President/Equity	Mr. Gladstein has served in
	Manager	Analyst/Portfolio Manager	various executive capacities
within Delaware Investments
Edward Gray[12]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lisa L. Hansen[13]	Vice President/Head of	None	Ms. Hansen has served in
	Focus Growth Equity		various executive capacities
	Trading		within Delaware Investments
Gregory M. Heywood[14]	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
	Manager, Equity Analyst	Manager, Research Analyst	various executive capacities
within Delaware Investments
Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
Christopher M. Holland	Vice President/Portfolio	Vice President/Associate	Mr. Holland has served in
	Manager	Equity Analyst II/Portfolio	various executive capacities
		Manager	within Delaware Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments
Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments
Audrey E. Kohart	Vice President/Financial	Vice President/Financial	Ms. Kohart has served in
	Planning and Reporting	Planning and Reporting	various executive capacities
within Delaware Investments
Andrew Kronschnabel	Vice President/High	None	Mr. Kronschnabel has served in
	Grade Trader		various executive capacities
within Delaware Investments
Roseanne L. Kropp	Vice President/Senior	None	Ms. Kropp has served in various
	Fund Analyst II		executive capacities within
Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	various executive capacities
	Manager	Manager	within Delaware Investments
Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Alfio Leone IV	Vice President/High	None	Mr. Leone has served in various
	Grade Trader		executive capacities within
Delaware Investments
Anthony A. Lombardi	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Francis P. Magee	Vice President/Equity	None	Mr. Magee has served in
	Business Manager		various executive capacities
within Delaware Investments
Charles (Tom) T. McClintic	Vice President/High	None	Mr. McClintic has served in
	Yield Trader		various executive capacities
within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Scott Moses	Vice President/High	None	Mr. Moses has served in various
	Grade Trader		executive capacities within
Delaware Investments
Philip O. Obazee	Vice President/	Vice President/ Derivatives	Mr. Obazee has served in
	Derivatives Manager	Manager	various executive capacities
within Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Daniel J. Prislin[15]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Craig S. Remsen	Vice President/Senior	None	Mr. Remsen has served in
	Credit Research Analyst		various executive capacities
within Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity
Joseph T. Rogina	Vice President/Equity	None	Mr. Rogina has served in
	Trader		various executive capacities
within Delaware Investments
Debbie A. Sabo[16]	Vice President/Equity	None	Ms. Sabo has served in various
	Trader, Focus Growth		executive capacities within
	Equity		Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments
Bruce Schoenfeld[17]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.
Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments
Brenda L. Sprigman	Vice President/Business	None	Ms. Sprigman has served in
	Manager — Fixed		various executive capacities
	Income		within Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Michael T. Taggart	Vice President/Facilities	None	Mr. Taggart has served in
	& Administrative		various executive capacities
	Services		within Delaware Investments
Risé Taylor	Vice President Strategic	None	Ms. Sprigman has served in
	Investment		various executive capacities
within Delaware Investments
Spencer M. Tullo	Vice President/High	None	Mr. Tullo has served in various
	Yield Trader		executive capacities within
Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Laura A. Wagner	Vice President/	Vice President/ Investment	Ms. Wagner has served in
	Investment Accounting	Accounting	various executive capacities
within Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Nashira Wynn	Vice President/Senior	Vice President/Senior	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	executive capacities within
	Manager	Manager	Delaware Investments
Greg Zappin	Vice President/Senior		Mr. Zappin has served in
	Credit Research Analyst		various executive capacities
within Delaware Investments
Guojia Zhang[18]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

1  Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
2  Portfolio Manager, Thomas Weisel Partners, 2002-2005.
3  Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005.
4  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
5  Client Service Officer, Thomas Weisel Partners, 2002-2005.
6  Senior Research Associate, Thomas Weisel Partners, 2002-2005.
7  Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
8  Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
9  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
10 Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
11 Senior Analyst, Wells Capital Management, 2000-2006.
12 Portfolio Manager, Thomas Weisel Partners, 2002-2005.
13 Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.

12

14 SeniorResearch Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
15 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
16 Head Trader, McMorgan & Company, 2003-2005.
17 Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
18 Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Jeffrey M. Kellogg	Senior Vice President/Senior Product	None
Manager/Communications Manager
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/Strategic	Senior Vice President/Strategic
	Investment Relationships and	Investment Relationships and
	Initiatives/General Counsel	Initiatives/General Counsel
Robert E. Powers	Senior Vice President/Senior	None
Domestic Sales Manager
Richard Salus	Senior Vice President/Controller/	Senior Vice President/Chief
	Treasurer/Financial Operations	Financial Officer
Principal
Trevor M. Blum	Vice President/Senior Consultant	None
Relationship Manager
E. Zoe Bradley	Vice President/Product Management	None
Manager
Mel Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Counsel/Assistant	Vice President/Associate General
	Secretary	Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General	Vice President/Deputy General
	Counsel/ Secretary	Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Edward M. Grant	Vice President/Senior Domestic	None
Sales Manager
Audrey Kohart	Vice President/Financial Planning	Vice President/Financial Planning
	and Reporting	and Reporting

13

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Marlene D. Petter	Vice President/Marketing	None
Communications
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President/Facilities &	None
Administrative Services
Molly Thompson	Vice President/Associate Product	None
Management Manager
Kathryn R. Williams	Vice President/Senior Counsel/	Vice President/Associate General
	Assistant Secretary	Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant
Terrance Mullen	President	None
Joel Schwartz	Vice President	None
Nancy Briguglio	Vice President	None
Daniel P. Hickey[1]	Vice President	None
Karina Istvan	Vice President	None
James Ryan	Vice President	None
Sharon G. Marnien	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c) Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

14

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of August, 2007.

VOYAGEUR MUTUAL FUNDS III

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	August 28, 2007
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	August 28, 2007
Thomas L. Bennett

John A. Fry	*	Trustee	August 28, 2007
John A. Fry

Anthony D. Knerr	*	Trustee	August 28, 2007
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	August 28, 2007
Lucinda S. Landreth

Ann R. Leven	*	Trustee	August 28, 2007
Ann R. Leven

Thomas F. Madison	*	Trustee	August 28, 2007
Thomas F. Madison

Janet L. Yeomans	*	Trustee	August 28, 2007
Janet L. Yeomans

J. Richard Zecher	*	Trustee	August 28, 2007
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	August 28, 2007
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

15

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

16

INDEX TO EXHIBITS
(Voyageur Mutual Funds III)

Exhibit No.	Exhibit
EX-99.a.3	Form of Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust

EX-99.b	Amended and Restated By-Laws (November 16, 2006)

EX-99.d.2	Executed Amendment No. 2 (August 31, 2006) to Exhibit A of the Investment Management Agreement

EX-99.d.3	Executed Investment Advisory Expense Limitation Letter (August 2007) between Delaware Management Company, a series of Delaware Management Business Trust and Registrant, on behalf of the Delaware Select Growth Fund

EX-99.e.1.ii	Executed Amendment I (August 31, 2006) to Schedule I of the Distribution Agreement

EX-99.e.1.iii	Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P., on behalf of the Registrant

EX-99.e.iv	Form of Distribution Expense Limitation Letter (August 2007) between Delaware Distributors, L.P. and the Registrant, on behalf of the Delaware Select Growth Fund

EX-99.g.1	Form of Mutual Fund Custody and Services Agreement between Mellon Bank, N.A. and the Registrant

EX-99.g.2	Form of Securities Lending Authorization between Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii	Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement

EX-99.h.2.ii	Executed Amendment No. 32 (January 9, 2007) to Schedule A to the Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.j	Consent of Independent Registered Public Accounting Firm (August 2007)

EX-99.p.1	Code of Ethics for the Delaware Investments Family of Funds (September 2006)

EX-99.p.3	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007)

EX-99.q	Powers of Attorney (May 17, 2007)

17